As filed with the Securities and Exchange Commission on November 30, 1999

                                               Securities Act File No. 33-68666
                                       Investment Company Act File No. 811-8004

                                            SECURITIES AND EXCHANGE COMMISSION
                                                  Washington, D.C. 20549


                                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
              Pre-Effective Amendment No.
              Post-Effective Amendment No.  18                              X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
              Amendment No.  20                                             X


                               ALLEGHANY FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                            171 North Clark Street
                            Chicago, Illinois 60601
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code: (312) 223-2139

Name and Address of Agent for Service:            Copies to:
Kenneth C. Anderson, President                    Arthur J. Simon, Esq.
Alleghany Funds                                   Sonnenschein Nath & Rosenthal
171 North Clark Street                            8000 Sears Tower
Chicago, Illinois 60610                           Chicago, Illinois 60606-6404

        It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b); or on ________ pursuant to paragraph (b);or
                60 days after filing pursuant to paragraph (a)(1); or
         X on February 15, 2000 pursuant to paragraph (a)(1); or 75 days after filing pursuant to paragraph (a)(2); or on ________ pursuant to paragraph (a)(2) of Rule 485







                                 PART C: OTHER INFORMATION

Item 23.      Exhibits.

(a) Trust Instrument dated September 10, 1993 is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

(b) By-Laws are incorporated by reference to Exhibit No.(2) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

(c)      Not Applicable.

(d) Investment Advisory Agreements for CT&T Growth & Income Fund, CT&T Intermediate Fixed Income Fund, CT&T Intermediate Municipal Bond Fund, and CT&T Money Market Fund with Chicago Title and Trust Company, each dated November 30, 1993 are incorporated by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Investment Advisory Agreements for CT&T Talon Fund with Chicago Title and Trust Company, and Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund with Montag & Caldwell, Inc., each dated August 27, 1994 are incorporated by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Investment Advisory Agreement for CT&T Balanced Fund (formerly known as "CT&T Asset Allocation Fund") with Chicago Title and Trust Company, dated March 15, 1995 is incorporated by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendments to Investment Advisory Agreements for each Series, each dated December 21, 1995, reflecting name changes of Series and Advisor are incorporated by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendments to Investment Advisory Agreements for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, each dated December 21, 1995 are incorporated by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

         Investment Advisory Agreement for Alleghany/Chicago Trust Small Cap Value Fund with Chicago Title and Trust Company dated September 17,
         1998 is incorporated by reference to Exhibit (d) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

         Investment Advisory Agreement for Alleghany/Veredus Aggressive Growth Fund with Veredus Asset Management LLC, dated September 17, 1998 is incorporated by reference to Exhibit (d) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

         Investment Advisory Agreement for Alleghany/Blairlogie Emerging Markets Fund with Blairlogie Capital Management, dated September 17, 1998 is incorporated by reference to Exhibit (d) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

         Investment Advisory Agreement for Alleghany/Blairlogie International Developed Fund with Blairlogie Capital Management, dated September 17, 1998 is incorporated by reference to Exhibit (d) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

         Amended and Restated Sub-Investment Advisory Agreement for CT&T Talon Fund with Talon Asset Management, Inc., dated December 21, 1995 is incorporated by reference to Exhibit No. 5(b) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1997.

         Investment Advisory Assignment dated October 30, 1995, between and among Chicago Title and Trust Company, The Chicago Trust Company, and CT&T Funds is incorporated by reference to Exhibit No. 5(d) to Registration Statement No. 33-68666 filed via EDGAR on
         February 22, 1996.

(e) Underwriting Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993 is incorporated by reference to Exhibit No. 6(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Underwriting Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No. 6(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Underwriting Agreement, reflecting creation of multiple class is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

         Underwriter Compensation Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993 is incorporated by reference to Exhibit No. 6(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment  dated  December  21,  1995  to   Underwriter   Compensation
         Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No. 6(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Distribution Agreement dated June 1, 1997 between CT&T Funds and First Data Distributors, Inc. is incorporated by reference to Exhibit No. 6(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

         Amendment to Distribution Agreement between Alleghany Funds and First Data Distributors, Inc., dated September 17, 1998 is incorporated by reference to Exhibit (e) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.


         Form of Distribution Agreement between Alleghany Funds and Provident Distributors, Inc., dated December 1, 1999 is filed herewith.


(f)      Not Applicable.

(g) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

         Form of Amendment to Custodian Agreement between Alleghany Funds and Bankers Trust Company, dated September 17, 1998 is incorporated by reference to Exhibit (g) to Registration Statement No. 33-68666 filed via EDGAR on December 31, 1998.

         Custody Administration and Agency Agreement for all CT&T Funds with FPS Services, Inc., with respect to UMB Bank, N.A., dated December 8, 1994 is incorporated by reference to Exhibit 8(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Custody Administration and Agency Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No. 8(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Custody Administration and Agency Agreement, reflecting creation of multiple class is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

(h) Transfer Agency and Services Agreement between CT&T Funds and First Data Investor Services Group, Inc., dated June 1, 1997 is incorporated by reference to Exhibit No. 9(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

         Amendment to Transfer Agency and Services Agreement between Alleghany Funds and First Data Investor Services Group, Inc., dated September 17, 1998 is incorporated by reference to Exhibit (h) to Registration Statement No.
         33-68666 filed via EDGAR on March 1, 1999.

         Administration Agreement between the Company and Chicago Title and Trust Company, dated June 15, 1995 is incorporated by reference to Exhibit (b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Administration Agreement, reflecting name changes of certain Series and the Administrator is incorporated by reference to Exhibit (b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Administration Agreement, reflecting creation of multiple class is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

         Amendment to Administration Agreement between Alleghany Funds and Chicago Title and Trust Company, dated September 17, 1998 is incorporated by reference to Exhibit (h) to Registration Statement No. 33-68666 filed via EDGAR on December 31, 1998.

         Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) to Registration Statement No. 33-68666 filed via EDGAR on June 28, 1999.

         Sub-Administration Agreement between First Data Investor Services Group, Inc. and The Chicago Trust Company, dated June 1, 1997 is incorporated by reference to Exhibit No. 9(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

         Amendment to Sub-Administration Agreement between Alleghany Funds and First Data Investor Services Group, Inc., dated September 17, 1998 is incorporated by reference to Exhibit (h) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.


         Form of Amendment to Sub-Administration Agreement between Alleghany Funds and First Data Investor Services Group, Inc., dated December 1, 1999 is filed herewith.


         Accounting Services Agreement between CT&T Funds and FPS Services, Inc., dated November 30, 1993 is incorporated by reference to Exhibit
         (c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Accounting Services Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit (c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Accounting Services Agreement, reflecting creation of multiple class is incorporated by Reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

         Amended and Restated Guaranty Agreement dated December 23, 1996, between Chicago Title and Trust Company and CT&T Funds is incorporated by reference to Exhibit (c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

         Master Services Agreement dated October 30, 1995, between Chicago Title and Trust Company and certain of its subsidiaries is incorporated by reference to Exhibit (e) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

(i)      Not applicable.

(j)      Not Applicable.

(k)      Not Applicable.

(l)      Not Applicable.

(m) Distribution and Service Plan for all Funds except Chicago Trust Money Market Fund, with FPS Broker Services, Inc. is incorporated by reference to Exhibit 15(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment to Distribution and Service Plan dated December 21, 1995, reflecting name changes to certain Series is incorporated by reference to Exhibit 15(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services for all Funds except Money Market Fund, with FPS Broker Services, Inc. is incorporated by reference to Exhibit 15(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment to Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services dated December 21, 1995, reflecting name changes to certain Series is incorporated by reference to Exhibit 15(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 between Alleghany Funds and First Data Distributors, Inc. dated September 17, 1998 is incorporated by reference to Exhibit (m) to Registration Statement No. 33-68666 filed via EDGAR on March 1, 1999.

         Amended Schedule A dated March 18, 1999 to the Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m) to Registration Statement No. 33-68666 filed via EDGAR on April 30, 1999.

(n)      Not applicable.

(o) Amended Multiple Class Plan pursuant to Rule 18f-3, dated March 18, 1999, is incorporated by reference to Exhibit (m) to Registration Statement No. 33-68666 filed via EDGAR on April 30, 1999.

         Amended Multiple Class Plan pursuant to Rule 18f-3, dated June 17, 1999, is incorporated by reference to Exhibit (o) to Registration Statement No. 33-68666 via EDGAR on June 28, 1999.


Item 24.      Persons Controlled by or Under Common Control with Registrant.

              None.

Item 25.      Indemnification.

Section 10.2 of the Registrant's Trust Instrument provides as follows:

              10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

              The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:


              10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

         In addition, Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

Item 26.      Business and Other Connections of Advisers and Sub-Advisor.

         The Chicago Trust Company conducts a general financial services business in four areas. The institutional investment management group manages equity and fixed income institutional assets in excess of $6.0 billion, primarily in employee benefit plans, foundation accounts and insurance company accounts. The employee benefits services group offers profit sharing plans, matching savings plans, money purchase pensions and consulting services, and has become one of the leading providers of 401 (k) salary deferral plans to mid-sized companies. The personal trust and investment services group provides investment management and trust and estate planning primarily for accounts in the $500,000 to $10 million range. The real estate trust services group provides the means whereby real estate can be conveyed to a trustee while reserving to the beneficiaries the full management and control of the property. This group also facilitates tax-deferred exchanges of income-producing real property.

         Montag & Caldwell's  sole  business is managing  assets  primarily  for
         employee  benefit,  endowment,   charitable,  and  other  institutional
         clients, as well as high net worth individuals.

         At Talon Asset Management, Mr. Terry Diamond is Chairman and a Director, Mr. Alan R. Wilson is President and a Director, and Barbara Rumminger, Secretary, are, respectively, Chairman and a Director, President and a Director, and Secretary of Talon Securities, Inc., One North Franklin Street, Chicago, Illinois, a registered broker dealer. Mr. Diamond is also a director of Amli Realty Company, 125 South Wacker Drive, Chicago Illinois, a private real estate investment company.

         Alleghany Asset Management holds a 40% minority interest in Veredus Asset Management, with certain options over the next nine years to acquire up to a 70% interest.

         Blairlogie Capital Management is an indirect, wholly-owned subsidiary of Alleghany Corporation.

         The directors and officers of the Trust's Investment Advisers and Sub-Investment Adviser are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.





THE CHICAGO TRUST COMPANY


NAME                         TITLE/POSITION           OTHER BUSINESS


Richard P. Toft              Director                 Director and Chairman, Chicago Title and Trust Company;
                                                      Company; Director,   Chairman   and Chief Executive Officer
                                                      Alleghany Asset Management, Inc.; Director of Chicago Title
                                                      Insurance Co., Director, The Chicago Trust Company.

Allan P. Kirby, Jr.          Director                 President, Liberty Square, Inc.; Director, Alleghany
                                                      Corporation; Director, Chicago Title and Trust Company;
                                                      Director, Chicago Title Insurance Company; Director, Kirby
                                                      Investments, Inc.; Director, The Chicago Trust Company.

John J. Burns, Jr.           Director                 President and Chief Operating Officer, Alleghany
                                                      Corporation; Director of Burlington Santa Fe Corporation;
                                                      Director of Chicago Trust Company.

M. Leanne Lachman            Director                 Managing Director, Schroder Real Estate Associates;
                                                      Director, Chicago Title and Trust Company; Director, Chicago
                                                      Title Insurance Company; Director, The Chicago Trust Company.

Dana G. Leavitt              Director                 President, Leavitt Management Company; Director, Chicago
                                                      Title and Trust Company; Director, Chicago Title Insurance
                                                      Company; Director, The Chicago Trust Company.

Lawrence F. Levy             Director                 Chairman, The Levy Organization; Director, Chicago Title and
                                                      Trust Company; Director, Chicago Title Insurance Company;
                                                      Director, The Chicago Trust Company.

Robert Riley                 Director                 President and Chief Executive Officer of Leggat McCall Properties;
                                                      Director, Chicago  Title  and  Trust Company; Director, Chicago
                                                      Title Insurance Company.

Steven Newman                Director                 Chairman, President and Chief Executive   Officer,   URC
                                                      Holdings Corporation; Director,Chicago  Title and Trust
                                                      Company;  Director,   Chicago  Title Insurance Company.

Margaret P. MacKimm          Director                 Director, Woolworth Corporation; Director, E.I. DuPont
                                                      deNemours & Company; Director, Chicago Title and Trust
                                                      Company; Director, Chicago Title Insurance Company.

Walter D. Scott              Director                 Professor of Management, J.L. Kellogg Graduate School of
                                                      Management, Northwestern University; Director, Chicago Title
                                                      and Trust Company; Director, Chicago Title Insurance Company.

Earl L. Neal                 Director                 Principal Attorney, Earl L. Neal and Associates; Director,
                                                      Chicago Title and Trust Company; Director, Chicago Title
                                                      Insurance Company.

Peter H. Dailey              Director                 Director of Chicago Trust Company; Director of  Jacobs
                                                      Engineering Group, Pinkerton, Inc., Sizzler, Inc., Krauses's
                                                      Sofa Factory, Worthland Worldwide; Chairman and Director of
                                                      FedCo.

John J. Rau                  Director                 President and Chief Executive Officer, Chicago Title and
                                                      Trust Company; Director, President and Chief Executive
                                                      Officer of Chicago Title Insurance Company and Ticor Title
                                                      Insurance Company; Director, Chairman and President,
                                                      Security Union Title Insurance Company; Director, Ticor
                                                      Title Guaranty Company.


INSTITUTIONAL INVESTMENT GROUP:


Charles F. Henderson                     Executive Vice President and Chief Investment Officer
Carla V. Straeten                        Senior Vice President
Frederick W. Engimann                    Senior Vice President
Lynn Pfieffer                            Vice President
Thomas J. Marthaler                      Vice President
Lois A. Pasquale                         Vice President



MUTUAL FUNDS:

Kenneth C. Anderson          Senior Vice President            President, Alleghany Funds

Gerald Dillenburg            Vice President                   Vice President and Chief Financial Officer,
                                                              Alleghany Funds

Stephen Ferrone              Senior Vice President



OPERATIONS AND FINANCIAL PLANNING:

Skip Neuman                       Senior Vice President and Chief Financial Officer


PERSONAL TRUST & INVESTMENT SERVICES:


George Vanden Vennett              Senior Vice President
Hubert A. Adams                    Senior Vice President
Alan B. Shidler                    Senior Vice President
Roger Meier                        Senior Vice President
Susan Elwart                       Vice President
Judith French                      Vice President
Joan Perkins                       Vice President
Bernard Myszkowski                 Vice President
Louis R. Marchi                    Vice President
David Nyberg                       Vice President
Joan Giardina                      Vice President
Charles Rammalt                    Vice President
Michael Pollard                    Vice President and Senior Portfolio Manager
Denise Seminetta                   Vice President And Senior Portfolio Manager


REAL ESTATE SERVICES:

B. Wyckliffe Pattishall, Jr.       Executive Vice President

CHICAGO DEFERRED EXCHANGE CORP:

Naomi Weitzel                      Vice President
Mary Cunningham-Watson             Vice President

SECURITY TRUST:

J. Paul Spring                     President and Chief Executive Officer
William Exeter                     Vice President and Chief Financial Officer

RETIREMENT TRUST RESOURCES:

Terry L. Zirkle                    Senior Vice President
Mark D. Berman                     Vice President
Daniel R. Joyce                    Vice President
Michael Lambert                    Vice President
Karen Fisher Prange                Vice President

Ronald S. Quesenberry              Vice President
Jeanne D. Reder                    Vice President
Robert F. Stuark                   Vice President



MONTAG & CALDWELL, INC.

Solon P. Patterson                 Chairman of the Board
Stuart D. Bilton                   Director                             Director, Alleghany Funds
David B. Cumming                   Director
Ronald E. Canakaris                President, Chief Executive Officer
                                   and Chief Investment Officer
David F. Seng                      Executive Vice President, Chief
                                   Operating Officer and Treasurer
Elizabeth C. Chester               Senior Vice President and Secretary
Homer W. Whitman, Jr.              Senior Vice President
William A. Vogel                   Senior Vice President
Sandra M. Barker                   Vice President
Janet B. Bunch                     Vice President
Debra Bunde Comsudes               Vice President
Jane R. Davenport                  Vice President
James L. Deming                    Vice President
Brion D. Friedman                  Vice President
Richard W. Haining                 Vice President
Charles Jefferson Hagood           Vice President
Lana M. Jordan                     Vice President
Rebecca M. Keister                 Vice President
Charles E. Markwalter              Vice President
Grover C. Maxwell, III             Vice President
Michael A. Nadal                   Vice President
M. Scott Thompson                  Vice President
John Whitney                       Vice President



VEREDUS ASSET MANAGEMENT LLC

Stuart D. Bilton             Director                                     Director, Montag & Caldwell, Inc.;
                             Director, Alleghany Funds

James R. Jenkins             Director, Vice President and Chief           Trust Officer, Shelby County Trust Bank
                             Operating Officer

Jefferson W. Kirby           Director                                     Vice President, Alleghany Corporation;
                                                                          Trustee, Lafayette College and The Peck
                                                                          School; Director, Commerce Security
                                                                          Bancorp, Inc.

Charles P. McCurdy, Jr.      Director; Executive Vice President and       Director of Research, SMC Capital, Inc.
                             Director of Research

Charles F. Mercer, Jr.       Vice President of Research

John S. Poole                Vice President of Business Development       Vice President, SMC Capital, Inc.

Bruce A. Weber               Director, President and Chief                President, SMC Capital, Inc.; Vice
                              Investment Officer                          President, SMC Advisers, Inc.


BLAIRLOGIE CAPITAL MANAGEMENT

Gavin Dobson                 Chief Executive Officer
James Smith                  Chief Investment Officer


Item 27.      Principal Underwriters.


                    (a) First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corporation, acts as distributor for Alleghany Funds pursuant to a distribution agreement dated June 1, 1997. The Distributor also acts as underwriter for ABN AMRO Funds, BT Insurance Funds Trust, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Panorama Trust, Undiscovered Managers Fund, New Covenant Funds, Forward Funds, Inc., Light Index Funds, Inc. Weiss Peck & Greer Funds Trust, Weiss Peck & Greer International Fund, WPG Growth Fund, WPG Growth & Income Fund, WPG Tudor Fund, RWB/WPG U.S. Large Stock Fund, Tomorrow Funds Retirement Trust, The Govett Funds, Inc., IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., Matthews International Funds, MCM Funds, Metropolitan West Funds, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The
                         Stratton Funds, Inc., Trainer, Wortham First Mutual Funds, Wilshire Target Funds, Inc. and Worldwide Index Funds. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.


                  (b) The information required by this Item 27(b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

                  (c)      Not Applicable.


Item 28.      Location of Accounts and Records.

              All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisers as listed below, except for those maintained by each Fund's Custodian, Bankers Trust Company, 16 Wall Street, New York, New York 10005 and Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105, and the Fund's Sub-Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, First Data Investor Services Group, Inc., 101 Federal Street, Boston, MA 02110.

                                                 The Chicago Trust Company
                                                  171 North Clark Street
                                                     Chicago, IL 60601

                                                  Montag & Caldwell, Inc.
                                                 3343 Peachtree Road, N.E.
                                                     Atlanta, GA 30326

                                               Talon Asset Management, Inc.
                                                    One North Franklin
                                                     Chicago, IL 60606

                                               Veredus Asset Management LLC
                                               6900 Bowling Blvd., Suite 250
                                                   Louisville, KY 40207

                                               Blairlogie Capital Management
                                               4th Floor, 125 Princes Street
                                                Edinburgh EH2 4AD, Scotland

Item 29.      Management Services.

              Not Applicable.

Item 30.      Undertakings.

              Not Applicable.





                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 30th day of November, 1999.

                                       ALLEGHANY FUNDS


                                        By: KENNETH C. ANDERSON
                                        Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Alleghany Funds has been signed below by the following person in his or her capacity on the 30th day of November, 1999.

Signature                             Capacity

/s/STUART D. BILTON                   Chairman, Board of Trustees     11/30/99
Stuart D. Bilton

/s/NATHAN SHAPIRO                     Trustee                         11/30/99
Nathan Shapiro

/s/GREGORY T. MUTZ                    Trustee                         11/30/99
Gregory T. Mutz

/s/LEONARD F. AMARI                   Trustee                         11/30/99
Leonard F. Amari

/s/DOROTHEA C. GILLIAM                Trustee                         11/30/99
Dorothea C. Gilliam

/s/ROBERT A. KUSHNER                  Trustee                         11/30/99
Robert A. Kushner

/s/ROBERT B. SCHERER                  Trustee                         11/30/99
Robert B. Scherer

/s/DENIS SPRINGER                     Trustee                         11/30/99
Denis Springer

/s/KENNETH C. ANDERSON                President                       11/30/99
Kenneth C. Anderson                   (Principal Executive Officer)

/s/GERALD F. DILLENBURG               Secretary, Treasurer and Vice   11/30/99
Gerald F. Dillenburg                  President (Principal Accounting
                                      & Financial Officer)






                      EXHIBIT INDEX


  EXHIBIT NO.               DESCRIPTION



   (e)                       Form of Distribution Agreement

   (h)                       Form of Amendment to Sub-Administration Agreement







                               ALLEGHANY FUNDS

                                  Prospectus

                              February ___, 2000


                                Equity Funds

                                  Large-Cap
                       Alleghany/Montag & Caldwell Growth Fund
                    Alleghany/Chicago Trust Growth & Income Fund

                                  Small-Cap
                     Alleghany/Chicago Trust Small Cap Value Fund
                       Alleghany/Veredus Aggressive Growth Fund

                                 International
                      Alleghany/Blairlogie International Developed Fund
                         Alleghany/Blairlogie Emerging Markets Fund


                                  Balanced Funds
                       Alleghany/Montag & Caldwell Balanced Fund
                         Alleghany/Chicago Trust Balanced Fund


                                  Fixed Income Fund
                          Alleghany/Chicago Trust Bond Fund


                                  Money Market Fund
                        Alleghany/Chicago Trust Money Market Fund





The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.






                        Table of Contents

[SIDEBAR: Thank you for your interest in Alleghany Funds. Our diversified family of no-load funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or college funding for your children. Please read this prospectus carefully and keep it for future reference.]


[SIDEBAR: For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.]


Alleghany Fund Categories
Fund Summaries
     Investment Objectives, Principal Investment Strategies and Risks
         Equity Funds
              Large-Cap
                  Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
              Small-Cap
                  Alleghany/Chicago Trust Small Cap Value Fund
                  Alleghany/Veredus Aggressive Growth Fund
              International
                  Alleghany/Blairlogie International Developed Fund Alleghany/Blairlogie Emerging Markets Fund
         Balanced Funds
                  Alleghany/Montag & Caldwell Balanced Fund
                  Alleghany/Chicago Trust Balanced Fund
         Fixed Income Fund
                  Alleghany/Chicago Trust Bond Fund
         Money Market Fund
                  Alleghany/Chicago Trust Money Market Fund
     Expense Information
Investment Terms
More About Alleghany Funds
     Risk Summary
     Other Investment Strategies
Management of the Funds
     The Advisers
         The Chicago Trust Company
         Montag & Caldwell, Inc.
         Veredus Asset Management, LLC
         Blairlogie Capital Management
Shareholder Information
     Opening an Account - Buying Shares
     Exchanging Shares
     Selling/Redeeming Shares
     Transaction Policies
     Account Policies and Dividends
     Additional Investor Services
     Distribution Plan
     Portfolio Transactions and Brokerage Commissions
Dividends, Distributions and Taxes
Financial Highlights
General Information


Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).





                     Alleghany Fund Categories

Alleghany Funds is a no-load, open-end management investment company which consists of ten separate diversified investment portfolios, including equity, balanced, fixed income and money market funds.

Equity Funds

Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

Who May Want to Invest in Equity Funds

Equity funds may be appropriate if you:
* have a  long-term  investment  goal (5  years  or  more)
* can accept higher short-term risk in return for higher long-term return potential
* want to diversify your investments

Equity funds may not be appropriate if you want:
* a stable share price
* a short-term investment
* regular income


Balanced Funds

Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Who May Want to Invest in Balanced Funds

Balanced funds may be appropriate if you want:
* capital appreciation and current income
* a balanced diversified investment

Fixed Income Funds

Fixed income funds invest in corporate and government bonds and other fixed income securities. These funds provide regular income and the obligations are generally secured by the assets of the issuer.

Who May Want to Invest in Fixed Income Funds

Fixed income funds may be appropriate if you want:
* regular income
* less volatility than equity funds
* portfolio diversification

Fixed income funds may not be appropriate if you want:
* capital appreciation


Money Market Funds

Money market funds invest in short-term, high quality money market securities. They provide stable principal and regular income. The income provided by a money market fund varies with interest rate movements.

Who May Want to Invest in Money Market Funds

A money  market fund may be  appropriate  if you:
* want  regular  income
* are investing for a short-term objective
* want an investment  that seeks to maintain a stable net asset value
* want a liquid investment that offers a checkwriting privilege ($500 per check minimum)

A money market fund may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

A money market fund is not appropriate if you want long-term capital appreciation.



No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
* the value of fund shares will rise and fall
* you could  lose  money
* you  cannot  be  certain  that a fund will achieve its investment objective






                           Large Cap Funds

                         Alleghany/Montag & Caldwell Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

Principal Investment Strategies

The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:

* have a strong history of earnings growth
* are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
* have strong  balance  sheets
* have  a  sustainable  competitive  advantage
* are currently, or have the potential to become, industry leader
* have the potential to outperform during market downturns

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.





Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return


1995                  1996                 1997                 1998              1999

38.68%                32.72%               31.85%               31.85%                 %


Best quarter: 26.94% (12/98)   Worst quarter: (14.27)% (9/98)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index and the Lipper Large-Cap Growth Index.

Average Annual Total Return
(For the periods ended December 31, 1999)


1 year             5 years             Since Inception 1

Alleghany/Montag & Caldwell Growth Fund
S&P 500 Index
Lipper Large-Cap Growth Index
                                                                                               2

1 Fund's inception: November 2, 1994
2 As of closest available date (10/31/94)







                      Alleghany/Chicago Trust Growth & Income Fund

Investment Objective

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

Principal Investment Strategies

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 averages:
* higher sales and operating  earnings  growth
* more stable  earnings  growth rates
* lower   debt-to-capital   ratio
* higher  return  on  equity  market capitalization over $1 billion

The portfolio manager also considers the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return

1994              1995             1996              1997             1998             1999

0.50%             35.55%           25.40%            26.74%           35.45%                 %


Best quarter: 23.68% (12/98)   Worst quarter: (9.03)% (9/98)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index and the Lipper Multi-Cap Growth Index.

Average Annual Total Return
(For the periods ended December 31, 1999)


                                                         1 year                  5 years                 Since Inception 1

Alleghany/Chicago Trust Growth & Income Fund
S&P 500 Index
Lipper Multi-Cap Growth Index

1 Fund's inception: December 13, 1993
2 As of closest available date (12/9/93)






                               Small Cap Funds

                 Alleghany/Chicago Trust Small Cap Value Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies

The Fund invests primarily in value stocks of small-cap U.S. companies and/or real estate investment trusts (REITs) that the portfolio manager believes have a:
* low price-to-earnings  ratio
* low relative  price-to-book ratio
* positive or improving cash flow
* good or improving balance sheet and credit
* low stock price relative to historical levels

The portfolio manager may also invest in securities outside the small-cap range and in cash-equivalent securities. In the course of implementing its primary investment strategies, the Fund may experience a relatively high turnover rate (100% to 160%).

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Small-cap company risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

Volatility  risk:  Although  the Fund is a  diversified  portfolio,  it tends to
invest  in  a  fewer  number  of   different   stocks  than  many  other  funds.
Consequently, it may experience larger up and down price swings.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Value stock risk: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. The market value of these stocks tends to be more volatile than large-cap company stocks. They generally offer greater potential for gain as well as for loss. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

Portfolio turnover risk: Frequent trading of a fund's securities may result in a higher than average level of capital gains and greater transaction costs of the portfolio. A higher level of capital gains can result in more frequent distributions with greater tax consequences.

REIT risk: Real estate investment trusts (REITs) are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. The trusts issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. They have a history of larger up and down price swings.
A REIT's return may be adversely affected when interest rates are high or rising.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.


Fund Performance

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return

1999

  %

Best quarter: 12.22% (6/99)   Worst quarter: (13.28)% (3/99)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell 2000 Index, the Russell 2000 Value Index and the Lipper Small-Cap Value Index.

Average Annual Total Return
(For the periods ended December 31, 1999)


                                               1 year        Since Inception 1
Alleghany/Chicago Trust Small Cap Value Fund
Russell 2000 Index
Russell 2000 Value Index
Lipper Small-Cap Value Index

1 Fund's inception: November 10, 1998







                    Alleghany/Veredus Aggressive Growth Fund

Investment Objective

The Fund seeks to provide capital appreciation.

Principal Investment Strategies

The portfolio manager invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
* expanding unit volume growth
* increasing profit margins
* significant new product development efforts
* returns in excess of their cost of capital

The portfolio manager may also invest in mid-cap equity securities.

To help manage risk, the portfolio management team adheres to a strict sell discipline. In the course of implementing its primary investment strategies, the Fund will likely experience a high turnover rate (200% or more).

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Small-cap company risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

Volatility risk: Although the Fund is a diversified portfolio, it tends to invest in a fewer number of different stocks than other funds. Consequently, it may experience larger up and down price swings.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Mid-cap company risk: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Portfolio turnover risk: Frequent trading of a fund's securities may result in a higher than average level of capital gains and greater transaction costs of the portfolio. A higher level of capital gains can result in more frequent distributions with greater tax consequences.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.



Fund Performance

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return

1999
  %

Best quarter: 34.88% (12/98)  Worst quarter: (22.60)% (9/98)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell 2000 Index, the Russell 2000 Growth Index and the Lipper Mid-Cap Growth Index.

Average Annual Total Return
(For the periods ended December 31, 1999)

                                             1 year         Since Inception 1
Alleghany/Veredus Aggressive Growth Fund                          2
Russell 2000 Index
Russell 2000 Growth Index
Lipper Mid-Cap Growth Index

1 Fund's inception: July 1, 1998
2 Includes performance of predecessor fund.






                                 International Funds

                      Alleghany/Blairlogie International Developed Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of international equity securities of developed markets. In selecting securities, the portfolio manager combines top-down country selection with bottom-up stock selection to attempt to maximize returns while controlling risk. In choosing countries, the portfolio manager uses a model that evaluates five key criteria:
* macroeconomics
* monetary issues
* earnings momentum
* market valuation
* technical performance

In choosing  stocks,  the portfolio  manager  considers  such factors as:
* strong balance sheets
* history of earnings growth
*  performance within a stock/company's industry
* attractive price-to-earnings value and price-to-book value

The portfolio may include securities that ultimately comprise the MSCI EAFE Index, but it is not limited to those securities or their weightings in the Index.

If practicable, the portfolio manager also considers the company's environmental business practices based on the availability of such information.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

     Foreign securities risk: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades ty pically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. Specific risks may include:

     Currency risk: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

Political/economic   risk:  Changes  in  economic,  tax  or  foreign  investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

     Regulatory risk: In developed foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.


See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.


Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return*


1995            1996          1997           1998          1999

16.87%          5.58%         1.63%          23.41%              %


* For 1995-1998, the performance figures reflected are those of a predecessor fund, PIMCO International Developed Fund.

Best quarter: 18.85% (3/98)   Worst quarter: (15.87)% (9/98)

 The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the MSCI EAFE Index and the Lipper International Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1999)

                                        1 year   5 years   Since  Inception 1
Alleghany/Blairlogie International
     Developed Fund
MSCI EAFE Index
Lipper International Fund Index

1 Fund's inception: _____, 1994



                           Alleghany/Blairlogie Emerging Markets Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests primarily in common stocks of companies located in countries identified as emerging markets countries. In selecting securities, the portfolio manager combines top-down country selection with bottom-up stock selection to attempt to maximize returns while controlling risk. In choosing countries, the portfolio manager uses a model that evaluates five key criteria:
* macroeconomics
* monetary issues
* earnings momentum
* market valuation
* technical performance

The Fund invests primarily but not exclusively in some or all of the following emerging market countries:

Argentina        Czech Republic         Indonesia          Pakistan            Russia             Thailand
Brazil           Greece                 Israel             Peru                South Africa       Turkey
Chile            Hong Kong              Jordan             Philippines         South Korea        Venezuela
China            Hungary                Malaysia           Poland              Sri Lanka          Zimbabwe
Colombia         India                  Mexico             Romania             Taiwan

In choosing  stocks,  the portfolio  manager  considers  such factors as:
* strong balance sheets
* history of earnings growth
* performance within a stock/company's industry
* attractive price-to-earnings value and price-to-book value

If practicable, the portfolio manager also considers the company's environmental business practices based on the availability of such information.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Value stock risk: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. The market value of these stocks tends to be more volatile than large-cap company stocks. They generally offer greater potential for gain as well as for loss. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.


Foreign securities risk: Investing in the securities of foreign issuers, and particularly emerging market issuers, involves special risks and considerations not typically associated with investing in U.S. companies. Investing in countries that are considered emerging markets poses additional risks. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. Specific risks may include:

     Currency risk: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

     Political/economic risk: Changes in economic, tax or foreign investment policies, governmental instability or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

     Regulatory risk: In foreign countries, typically there are little or no uniform accounting, auditing or financial reporting standards or other regulatory practices and requirements that are common with
      U.S. companies.

Emerging markets risk: Emerging market countries typically have economic structures that are less diverse and mature than in developed countries. Their political systems may be less stable, and they may have less developed legal systems. National policies may restrict foreign investments. The small size of the securities market can make investments illiquid. The value of the investments may fluctuate more widely than in developed countries. Special custody arrangements may also be needed.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return*


1995            1996          1997           1998          1999

(12.85)%        4.55%         (2.26)%        (27.65)%            %


* For 1995-1998, the performance figures reflected are those of a predecessor fund, PIMCO Emerging Markets Fund.

Best quarter: 20.82% (6/99)   Worst quarter: (25.25)% (9/98)

 The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the MSCI Emerging Markets Free Index and the Lipper Emerging Markets Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1999)

                                   1 year      5 years      Since Inception 1
Alleghany/Blairlogie Emerging
     Markets Fund
MSCI Emerging Markets Free Index
Lipper Emerging Markets Fund Index

1 Fund's inception: _____, 1994





                                         Balanced Funds

                              Alleghany/Montag & Caldwell Balanced Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies

The Fund invests primarily in a combination of equity, fixed income, and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and 25% or more will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have:
* a strong history of earnings growth
* attractive prices relative to the company's potential for above average long-term earnings and revenue growth
* strong balance sheets
* a sustainable competitive advantage
* the potential to become (or currently are) industry leaders
* the potential to outperform the market during downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by adjusting the portfolio duration and sector weightings. The portfolio manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
* U.S. Government securities
* corporate bonds
* mortgage/asset-backed securities
* money market securities and repurchase agreements

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection or asset allocation, a fund may underperform the stock or bond market or its peers. Also, a fund could fail to meet its investment objective.

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return


1995                  1996                 1997                 1998              1999

29.39%                20.37%               23.49%               23.06%                  %


Best quarter: 16.94% (12/98)   Worst quarter: (7.61)% (9/98)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of 40% Lehman Brothers Government Corporate Index/60% S&P 500 Index and the Lipper Balanced Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1999)


                                            1 year  5 years   Since Inception 1


Alleghany/Montag & Caldwell Balanced Fund
40% Lehman Brothers Government Corporate
        Index/60% S&P 500 Index                                       2
Lipper Balanced Fund Index


1 Fund's inception: November 2, 1994
2 As of closest available date (10/31/94)





                         Alleghany/Chicago Trust Balanced Fund

Investment Objective

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

Principal Investment Strategies

Generally, between 40% and 70% of the Fund's total assets will be invested in equity securities, and between 30% and 60% will be invested in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio. The portfolio manager can invest in either dividend paying or non-dividend paying equity securities that offer growth or income potential.

Asset allocation varies according to the portfolio manager's assessment of which asset class offers the greatest potential for growth. The portfolio manager will diversify the Fund's investments among a variety of industries.

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 averages:
* higher sales and operating earnings growth
* more stable earnings growth rates
* lower debt-to-capital ratio
* higher return on equity
* market capitalization over $1 billion

The portfolio manager also considers the quality of company management and the strength of its position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing investment grade fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
* U.S. Government securities
* corporate bonds
* debentures and convertible debentures
* zero-coupon bonds
* mortgage/asset-backed securities
* Yankee bonds

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Below investment-grade securities risk: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock or bond market or its peers. Also, a fund could fail to meet its investment objective.

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return

1996                  1997                 1998               1999

16.56%                20.91%               25.13%                   %


Best quarter: 14.75% (12/98)   Worst quarter: (4.02)% (9/98)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of 40% Lehman Brothers Aggregate Bond Index/60% S&P 500 Index and the Lipper Balanced Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)



                                           1 year         Since Inception 1
Alleghany/Chicago Trust Balanced Fund
40% Lehman Brothers Aggregate Bond Index/
 60% S&P 500 Index                                               2
Lipper Balanced Fund Index

1 Fund's inception: September 21, 1995
2 As of closest available date (9/30/95)





                               Fixed Income Funds

                        Alleghany/Chicago Trust Bond Fund

Investment Objective

The Fund seeks high current income consistent with prudent risk of capital.

Principal Investment Strategies

The Fund invests primarily in a broad range of intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
* U.S. Government securities
* corporate bonds
* debentures and convertible debentures
* zero-coupon bonds
* mortgage/asset-backed securities
* Yankee bonds

Principal Risks of Investing in this Fund

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Below investment-grade securities risk: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.

Prepayment risk: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the bond market or its peers. Also, a fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return

1994            1995          1996           1997          1998          1999
 (2.83)%         17.51%        3.84%          8.98%         7.69%          %

Best quarter: 5.55% (6/95)    Worst quarter: (2.26)% (3/94)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Index.

Average Annual Total Return
(For the periods ended December 31, 1999)

                                           1 year   5 years   Since Inception 1
Alleghany/Chicago Trust Bond Fund
Lehman Brothers Aggregate Bond Index                                    2
Lipper Intermediate Investment Grade Index                              3

1 Fund's  inception:  December 13, 1993
2 As of closest  available date (11/30/93)
3 As of closest available date (12/9/93)






                              Money Market Fund

                  Alleghany/Chicago Trust Money Market Fund

Investment Objective

The Fund seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality money market instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. The portfolio manager selects securities that:
* are denominated in U.S. dollars
* have high credit quality and minimal credit risk
* mature in 397 days or less

In selecting high quality securities with minimal credit risk, the portfolio manager buys securities with the highest ratings given by national rating agencies.

Principal Risks of Investing in this Fund

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the bond market or its peers. Also, a fund could fail to meet its investment objective.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.


Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return


1994          1995                1996               1997                1998              1999

3.91%         5.62%               5.07%              5.22%               5.16%                   %


Best quarter: 1.42% (6/95)     Worst quarter: 0.70% (3/94)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the 91-Day U.S. Treasury Bill and IBC Donoghue's First Tier Money Market Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1999)

                                           1 year   5 years    Since Inception 1
Alleghany/Chicago Trust Money Market Fund
91 Day U.S. Treasury Bill
IBC Donoghue's First Tier Money
     Market Fund Index                                               2


1 Fund's inception: December 14, 1993
2 As of closest available date (11/30/93)


                                   Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

Shareholder Fees
As a benefit of investing with Alleghany Funds, you do not incur any sales loads, redemption fees or exchange fees.

Annual Fund Operating Expenses
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

Fund (1)                                            Management   Distribution   Other       Total      Fee        Net
                                                      Fees      (12b-1) Fees    Expenses   Expense    Waivers     Expense
                                                                                             Ratio       (1)      Ratio (1)
------------------------------------------------- ------------- -------------- ----------- ---------- ---------- ----------

Alleghany/Montag & Caldwell Growth (2)
Alleghany/Chicago Trust Growth & Income
Alleghany/Chicago Trust Small Cap Value
Alleghany/Veredus Aggressive Growth
Alleghany/Blairlogie International Developed (2)
Alleghany/Blairlogie Emerging Markets (2)
Alleghany/Montag & Caldwell Balanced (2)
Alleghany/Chicago Trust Balanced
Alleghany/Chicago Trust Bond (2)
Alleghany/Chicago Trust Money Market

(1) The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown for each Fund. The ratios shown above reflect the expenses incurred during the fiscal year ended October 31, 1999. The Advisers to the Funds are contractually obligated to reimburse expenses for one year at the rates shown in
the  table,   except  for   Alleghany/Chicago   Trust  Money  Market  Fund.
(2) Alleghany/Montag & Caldwell Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund each offer two classes of shares that invest in the same portfolio of securities. Shareholders of Class N are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes.
The information set forth in the table above and the example below relates only to Class N shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.

Example
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same and includes only contractual fee waivers and reimbursements. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.

Fund                                                 1 year    3 years     5 years    10 years

Alleghany/Montag & Caldwell Growth Fund
Alleghany/Chicago Trust Growth & Income Fund
Alleghany/Chicago Trust Small Cap Value Fund
Alleghany/Veredus Aggressive Growth Fund
Alleghany/Blairlogie International Developed Fund
Alleghany/Blairlogie Emerging Markets Fund
Alleghany/Montag & Caldwell Balanced Fund
Alleghany/Chicago Trust Balanced Fund
Alleghany/Chicago Trust Bond Fund
Alleghany/Chicago Trust Money Market Fund



                                 Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Asset-backed securities. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

Bank deposits. Cash, check or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Bottom-up investing. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Commercial   paper.   Short-term  fixed  income   securities  issued  by  banks,
corporations and other borrowers.

Corporate bonds.  Fixed income securities issued by corporations.

Debentures. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

Developed Markets. Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries generally include the United States, Japan and Western Europe.

Diversification. The practice of investing in a broad range of securities to reduce risk.

Duration. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of the bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

Emerging markets. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

Expense ratio. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

Fixed income securities. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

Foreign  debt  securities.   Securities  issued  by  foreign   corporations  and
governments.  They may include:
     Eurodollar bonds.  Dollar-denominated securities issued outside the U.S.
        by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions
     Yankee bonds. Dollar-denominated securities issued in the U.S. by foreign issuers

Growth investing. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

High yield securities. Lower rated, higher yielding securities issued by corporations. They are rated below investment-grade by national bond rating agencies. They are considered speculative and are sometimes called "junk bonds".

IBC Donoghue First Tier Money Market Fund Index. An unmanaged index consisting of non-government funds that hold paper considered to be of the highest credit quality by at least one nationally recognized statistical rating organization.

Investment objective. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Large-cap stocks. Stocks issued by large companies. Alleghany Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

Lehman Brothers  Aggregate Bond Index. An unmanaged index representing more than
5,000  taxable  government,   investment-grade   corporate  and  mortgage-backed
securities.

Lehman Brothers Government Corporate Index. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

Management fee. The amount that a mutual fund pays to the investment adviser for its services.

Mid-cap stocks. Stocks issued by mid-sized companies. Alleghany Funds defines a mid-cap company as one with a market capitalization between $1 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400). The S&P 400 is a widely recognized, unmanaged index of common stocks whose capitalizations are between $1 and $4 billion.

Money market securities. Short-term fixed income securities of federal and local governments, banks and corporations.

MSCI EAFE Index. The Morgan Stanley International Capital Europe, Australasia, Far East Index, a market-weighted aggregate of 20 individual country indices/indexes that collectively represent many of the major world markets, excluding the U.S. and Canada.

MSCI Emerging Markets Free Index. A market-capitalization weighted index composed of 26 of the world's developing markets.

Mortgage-backed securities. Securities backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pool) of commercial and residential mortgages.

Mutual fund. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

Net asset value.  The per share value of a mutual fund, found by subtracting the
fund's   liabilities   from  its  assets  and  dividing  the  number  of  shares
outstanding. Mutual funds calculate their NAVs at least once a day.

No-load fund. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Repurchase agreements (repos). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

Risk/reward trade-off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Russell 2000 Index. An unmanaged index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization).

Small-cap stocks. Stocks issued by smaller companies. Alleghany Funds defines a small-cap company as one with a market capitalization and/or market float of less than $1 billion, which is the same as the Russell 2000 Index. The Russell 2000 is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the U.S.

Standard & Poor's (S&P) 500 Index. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

S&P 400 Mid Cap Index. An unmanaged market-value weighted index that consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

Top-down investing. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

Total return. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12b-1 fee. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

U.S. Government securities. Fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

Value investing. An investing approach involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

Variable rate securities. Securities that have interest rates that may be adjusted periodically to reflect changes in interest rates. Interest rate adjustments can either raise or lower the income generated by the securities.

Yield. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

Risk Summary

The following chart compares the principal risks of investing in each Alleghany Fund.


               Alleghany/  Alleghany/  Alleghany/  Alleghany/  Alleghany/   Alleghany/  Alleghany/  Alleghany/ Alleghany/ Alleghany/
               Montag      Chicago     Chicago     Veredus     Blairlogie   Blairlogie  Montag      Chicago     Chicago     Chicago
               &           Trust       Trust       Aggressive  Inter-       Emerging    &           Trust       Trust       Trust
               Caldwell    Growth &    Small Cap   Growth      national     Markets     Caldwell    Balanced    Bond Fund   Money
               Growth      Income      Value Fund  Fund        Developed    Fund        Balanced    Fund                    Market
               Fund        Fund                                Fund                     Fund                                Fund
-------------- ----------- ----------- ----------- ----------- ------------ ----------- ----------- ----------- ----------- --------
Below
Investment                                                                                              *           *
Grade
Securities

Credit                                                                                      *           *           *           *

Emerging                                                                        *
Markets

Foreign                                                             *           *
Securities

Growth Stock       *           *                       *                                    *           *

Interest Rate                                                                               *           *           *           *

Issuer                                                                                      *           *           *

Liquidity                                  *           *            *           *                       *           *

Manager            *           *           *           *            *           *           *           *           *           *

Market             *           *           *           *            *           *           *           *

Mid-Cap                                                *
Company

Portfolio                                  *           *
Turnover

Prepayment                                                                                                          *

REIT                                       *

Small-Cap                                  *           *
Company

Value Stock                                *           *                        *

Volatility                                 *           *






Defensive Strategy Risk
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, it could reduce the benefit from any market upswings.


Year 2000
Like other business organizations around the world, each of the Funds could be adversely affected if the computer systems used by its Advisers and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." While Year 2000 problems could have a negative effect on the Funds, Alleghany Funds is working to avoid such problems and to obtain assurance from its service providers that they are taking similar steps. The Year 2000 Problem could also affect the companies in which the Funds invest.

Other Investment Strategies

In addition to the primary investment strategies described in our fund summaries, there may be times when Alleghany Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRs/EDRs
The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The funds have no intention of investing in unsponsored ADRs or EDRs.

Collateralized Mortgage Obligations (CMOs)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Convertible Securities
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Derivatives
Except for Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Chicago Trust Money Market Fund, up to 20% of a Fund's assets can be invested in derivatives. Derivatives are used to limit risk in a portfolio or enhance investment return, and they have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative.

Fixed Income Securities The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

Preferred Stocks
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Rule 144A Securities
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.


More information about the risks associated with investing in Alleghany Funds can also be found in the Statement of Additional Information (SAI).





                           Other Investment Strategies


                    Alleghany/ Alleghany/ Alleghany/  Alleghany/ Alleghany/  Alleghany/ Alleghany/  Alleghany/ Alleghany/ Alleghany/
                    Montag     Chicago    Chicago     Veredus    Blairlogie  Blairlogie Montag      Chicago     Chicago     Chicago
                    &          Trust      Trust       Aggressive Inter-      Emerging   &           Trust       Trust       Trust
                    Caldwell   Growth &   Small Cap   Growth     national    Markets    Caldwell    Balanced    Bond Fund   Money
                    Growth     Income     Value Fund  Fund       Developed   Fund       Balanced    Fund                    Market
                    Fund       Fund                              Fund                    Fund                                Fund
__________________________________________________________________________________________________________________________________
ADRs/EDRs               *          *                      *            *            *          *      *

Asset/Mortgage  -                  *                                   *            *          *      *          * P
Backed Securities

Below  Investment                  *                                                                  *           *
Grade Securities
("Junk bonds")

CMOs                               *                                   *            *          *      *           *


Commercial Paper        *          *          *           *            *            *          *      *           *          * P
and Securities of
other investment
companies

Corporate Bonds         *          *                                                          * P      * P         * P

Convertible            * P         * P                     *            *            *        * P      * P          *
Securities

Debentures and          *                                  *                                   *        *           *
Convertible
Debentures

Derivatives             *           *                      *            *            *          *        *           *
(Options,
Forwards,
Futures, Swaps)

Equity Securities      * P         * P        * P         * P          * P          * P        * P      * P

Fixed Income            *           *          *           *                                   * P      * P         * P       * P
Securities

Foreign Securities                                                     * P          * P

Preferred Stocks        *          * P                     *                                     * P      * P

Repurchase              *           *          *           *            *            *            *        *           *         *
Agreements

Rule 144A               *           *          *           *            *            *            *        *           *         *
Securities

U.S. Government         *           *          *           *            *            *           * P      * P         * P        *
Securities

P = components of a fund's primary investment strategy





                             Management of the Funds

The Advisers
Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying charts highlight each Fund and its lead portfolio manager(s) and investment experience and the investment advisory fees paid by each Fund.

         The Chicago Trust Company

         Chicago Trust is the Adviser to several Alleghany Funds. Investment management teams make the investment decisions for each Fund. As of December 31, 1999, Chicago Trust managed approximately $[8.8] billion in assets, consisting primarily of insurance, pension and profit sharing accounts, as well as accounts of high net worth individuals and families. Chicago Trust is an indirect and wholly-owned subsidiary of Alleghany Corporation.

Fund Name                      Portfolio Manager(s)        Investment Experience

Alleghany/Chicago Trust        Bernard Myszkowski          Portfolio Manager of the Fund since September 1999,
                                                           Senior Vice President and Chief Equity Officer, has
                                                           been associated with Chicago Trust and its affiliates
                                                           since 1969. He has been a member of the Equity Investment
                                                           Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private family
                                                           accounts since 1973. Mr. Myszkowski received a BS from DePaul
                                                           University in 1967 and an MBA from Northwestern University in 1971.
                                                           He is a Chartered Financial Analyst.


Alleghany/Chicago Trust        Patricia A. Falkowski       Portfolio Manager since the Fund's inception in 1998, joined
  Small Cap Value Fund                                     Chicago Trust in 1998 as Managing Director and oversees the small cap equity investment area. She was President and Chief Investment Officer of Fiduciary Management Associates, Inc. from 1993-1998.  Ms. Falkowski has more than 24 years of investment management experience. She has a BS,
                                                           Summa Cum Laude, from Rider College and an MBA
                                                           from the University of Chicago.

Alleghany/Chicago Trust        Thomas J. Marthaler         Portfolio Manager since the Fund's inception in 1997 and Vice President,
   Balanced Fund                                           has been associated with Chicago Trust and its affiliates since 1981.
                                                           He has managed fixed income investment portfolios since 1984. Mr.
                                                           Marthaler has a BA from the University of St. Thomas and an MBA from
                                                           Loyola University. He is a Chartered Financial Analyst.


                               Bernard Myszkowski          Portfolio Manager of the Fund since September 1999,
                                                           Senior Vice President and Chief Equity Officer, has
                                                           been associated with Chicago Trust and its affiliates
                                                           since 1969. He has been a member of the Equity Investment
                                                           Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private family
                                                           accounts since 1973. Mr. Myszkowski received a BS from DePaul
                                                           University in 1967 and an MBA from Northwestern University in 1971.
                                                           He is a Chartered Financial Analyst.

 Alleghany/Chicago Trust       Thomas J. Marthaler        Portfolio Manager since the Fund's inception in 1993; and Vice President,
      Bond Fund                                           has been associated with Chicago Trust and its affiliates since 1981.
                                                          He has managed fixed income investment portfolios since 1984. Mr.
                                                          Marthaler has a BA from the University of St. Thomas and an MBA from
                                                          Loyola University. He is a Chartered Financial Analyst.


 Alleghany/Chicago Trust       Fred H. Senft, Jr.         Portfolio Manager since the Fund's inception in 1993 and Vice President,
     Money Market Fund                                    has been associated with Chicago Trust and its affiliates since 1992.
                                                          He specializes in money market instruments as well as mortgage-backed securities and asset-backed securities.  Mr. Senft has a BA from
                                                          Lake Forest College.  He is a Chartered Financial Analyst.




           Fund Name                                            Advisory Fee


           Alleghany/Chicago Trust Growth & Income                  0.70%
           Fund
           Alleghany/Chicago Trust Small Cap Value                  1.00%
           Fund
           Alleghany/Chicago Trust Balanced Fund                    0.70%
           Alleghany/Chicago Trust Bond Fund                        0.55%
           Alleghany/Chicago Trust Money Market Fund                0.40%


         Alleghany/Chicago Trust Small Cap Value Fund

Alleghany/Chicago Trust Small Cap Value Fund began operations on November 4, 1998. Patricia A. Falkowski manages the investment program of Alleghany/Chicago Trust Small Cap Value Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Falkowski became a managing director at Chicago Trust on August 24, 1998.

         The investment objectives, policies and strategies of the Fund are substantially similar in all material aspects to the UAM FMA Small Company Portfolio. Ms. Falkowski had been Chief Investment Officer of Fiduciary Management Associates, Inc. since 1992 and President since 1993. In that capacity, Ms. Falkowski was the primary portfolio manager for the UAM FMA Small Company Portfolio with full discretionary authority over the selection of investments for that fund from July 1992 through August 1998. The UAM FMA Small Company Portfolio Institutional Class Shares had net assets of $182.7 million as of June 30, 1998.

            Average Annual Returns of UAM FMA Small Company Portfolio
                         for Periods ended June 30, 1998


                                                  One Year         Three Years       Five Years    Since July 1, 1992 4

           UAM FMA Small Company Portfolio 1,2     23.14%             25.62            19.19              21.97
           Russell 2000 Index 3                    16.50%             18.86            16.05              17.65


      1 Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.
      2 The expense  ratio of UAM FMA Small  Company  Portfolio was capped at
      1.03% from July 1, 1992  through June 30,  1998.  The expense  ratio of
      Alleghany/Chicago Trust Small Cap Value Fund is capped at 1.40% through
      [December 31, 1999]. The returns shown have been restated to reflect an expense ratio of 1.40% (consistent with the contractual expense cap of Alleghany/Chicago Trust Small Cap Value Fund).
      3 The Russell 2000 Index is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the Russell 3000 Index.
      The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on total market capitalization. Each Index is adjusted to reflect reinvestment of dividends.
      4 The inception date of the UAM FMA Small Company Portfolio was July 31, 1991. Ms. Falkowski began managing the Fund in July 1992.

         Although similar to Alleghany/Chicago Trust Small Cap Value Fund, the UAM FMA Small Company Portfolio is a separate fund and its historical performance is not indicative of the future performance of Alleghany/Chicago Trust Small Cap Value Fund. Historical performance is not indicative of future performance. Share prices and investment returns will fluctuate, reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.


         Montag & Caldwell, Inc.

         Montag & Caldwell, Inc. is the Adviser to two Alleghany Funds. An investment management team makes the investment decisions for each Fund. Ronald E. Canakaris leads the investment management team that manages each Fund. The firm was founded in 1945 and is an indirect wholly-owned subsidiary of Alleghany Corporation. As of December 31, 1999, Montag & Caldwell managed approximately $[24] billion in assets.

           Fund Name                                Portfolio Manager         Investment Experience
           ---------------------------------------- ------------------------- ------------------------------------------------

           Alleghany/Montag & Caldwell Growth Fund                            Portfolio manager of the Fund since its inception in
                                                    Ronald E. Canakaris       1994; is President and Chief Investment Officer of
           Alleghany/Montag  & Caldwell  Balanced                             Montag & Caldwell.  He has been with the firm since
                                                                              1972 and is responsible for developing the firm's
                                                                              investment process. He has a BS and BA from the
                                                                              University of Florida. Mr. Canakaris is a Chartered
                                                                             Investment Counselor and a Chartered Financial Analyst.

           Fund Name                                           Advisory Fee


           Alleghany/Montag & Caldwell Growth Fund       First $800       0.80%
                                                         million
                                                         Over $800        0.60%
                                                         million

           Alleghany/Montag & Caldwell Balanced                   0.75%
           Fund







         Veredus Asset Management LLC

         Veredus Asset Management is the Adviser to Alleghany/Veredus Aggressive Growth Fund. Veredus was founded in 1998 and is partially owned by Alleghany Corporation. As of December 31, 1999, Veredus managed approximately $[80] million in assets. The Fund pays Veredus an annual management fee of 1.00% of its average daily net assets.

           Fund Name                              Portfolio Manager(s)        Investment Experience
           -------------------------------------- --------------------------- ------------------------------------------------
                                                  B. Anthony Weber            Portfolio Manager of the Fund since its inception in
           Alleghany/Veredus Aggressive                                       1998, is President and Chief Investment Officer of
                 Growth Fund                                                  Veredus Asset Management.  He leads the team that is
                                                                              responsible for the day-to-day management of the Fund
                                                                              Mr. Weber was President and Senior Portfolio Manager
                                                                              of SMC Capital, Inc. from 1993-1998.  He has 18 years
                                                                              of investment management experience. He received a BA
                                                                              degree from Centre College of Kentucky.


                                                  Charles P. McCurdy, Jr.     Portfolio manager since February 2000. Executive Vice
                                                                              President and Director of Research of Veredus Asset
                                                                              Management. Formerly employed by SMC Capital, Inc.,
                                                                              Stock Yards Bank and Trust and Citizens Fidelity
                                                                              Capital Management.  He has been in the investment
                                                                              management business since 1986. He received his BS
                                                                              from the University of Louisville in 1984.  He is a
                                                                              Chartered Financial Analyst.

         Alleghany/Veredus Aggressive Growth Fund

         B. Anthony Weber, Portfolio Manager of Alleghany/Veredus Aggressive Growth Fund, was primarily responsible for management of certain accounts as portfolio manager of Shelby County Trust Bank from July 1989 and as President and Senior Portfolio Manager of SMC Capital, Inc. from 1993 through June 1998. Those accounts had investment objectives, policies and strategies substantially similar to those of Alleghany/Veredus Aggressive Growth Fund.

         The following performance information is the performance of a composite of those equity accounts for which Mr. Weber had primary responsibility for the day-to-day management from July 1989 through June 1998 (the "Managed Accounts"). As of December 31, 1997, the assets in the Managed Accounts totaled approximately $36 million. The Managed Accounts do not include performance of The Shelby Fund, a mutual fund for which Mr. Weber was co-manager but did not have primary responsibility. The Managed Accounts do include three common trust funds in operation until July 1994, when those funds merged into The Shelby Fund. Commencing July 1, 1998, Mr. Weber was portfolio manager for Veredus Growth Fund, which merged into Alleghany/Veredus Aggressive Growth Fund on December 7, 1998.

           Prior Performance
                                       Managed Accounts      S&P 500 Index 4       Russell 2000 Index 4

           1998 1                        18.66%               17.71%                    4.93%
           1997                           4.82               33.36                   22.36
           1996                         14.44                22.96                   16.50
           1995                         39.67                37.59                   28.44
           1994                           2.46                 1.32                  (1.82)
           1993                         14.70                10.08                   18.91
           1992                         32.98                  7.64                  18.41
           1991                         42.80                30.48                   46.05
           1990                         (1.04)               (3.12)                 (19.51)
           1989 2                        11.67                12.99                    1.47

Average Annual Returns 3
Managed Accounts     S&P 500 Index 4        Russell 2000 Index 4
           One Year                     24.63%               30.16%                 16.50%
           Five years                   16.38                23.08                  16.05
           Since July 1, 1989           19.32                18.35                  13.67

         1 1998 percentages represent the rates of return for the six-month period ended June 30, 1998.
         2 1989 percentages represent the rates of return for the six-month period ended December 31, 1989.
         3 Average Annual Returns for the periods ended June 30, 1998, using the Performance Presentation Standards of the Association for Investment Management and Research (AIMR) calculation of performance (see below), which differs from the standardized SEC calculation.
         4 The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions.
         The Russell 2000 Index is a widely recognized index of market activity based on the aggregate performance of small to mid-sized publicly traded common stocks. Each Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each Index do not reflect deduction of transaction costs or expenses, including management fees.

         From July 1, 1989 through December 31, 1991, the performance information is based on a quarterly, linked time-weighted rate of return calculation method. Beginning January 1, 1992, the accounts within the composite allowed participants to contribute on a monthly basis. Therefore, beginning January 1, 1992, the performance information is based on a monthly, linked time-weighted rate of return calculation method. The composite rate of return is market-weighted, reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.

         The investment objectives, policies and strategies of Alleghany/Veredus Aggressive Growth Fund are substantially similar to those of the Managed Accounts. The performance of the accounts managed by Veredus does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees (the use of the Fund's expense structure would have lowered the performance results), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the Managed Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.


         Blairlogie Capital Management

         Blairlogie Capital Management is the Adviser to two Alleghany Funds. Investment management teams make the investment decisions for each Fund. James Smith leads the investment team that manages each Fund. The firm was founded in 1992 and is currently an indirect subsidiary of Alleghany Corporation. As of December 31, 1999, Blairlogie managed approximately [$____ ] in assets, primarily for institutional clients.

           Fund Name                                     Portfolio Manager(s)   Investment Experience
           -------------------------------------------   ---------------------- --------------------------------------

           Alleghany/Blairlogie International                                  Portfolio manager of the Funds since inception in
           Developed Fund                                James Smith           1993;  is Chief Investment Officer at Blairlogie. He
                                                                               has been with the firm since 1992 and is responsible
           Alleghany/Blairlogie Emerging Markets Fund                          for setting investment policy and determining asset
                                                                               allocation; he also manages the investment team.
                                                                               Mr. Smith holds a BSc in Economics from London
                                                                               University. He is an Associate of the Institute of
                                                                               Investment Management and Research and a Fellow
                                                                               of The Chartered Insurance Institute.




           Fund Name                                            Advisory Fee

           Alleghany/Blairlogie International                      0.85%
           Developed Fund

           Alleghany/Blairlogie Emerging Markets                   0.85%
           Fund








                             Shareholder Information

Opening an Account

* Read this prospectus carefully.
* Determine how much you want to invest. The minimum initial investments for each Alleghany Fund are as follows:
  * Regular accounts: $2,500
  * Individual Retirement Accounts (IRAs): $500
  * Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  * Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
* Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
* Make your initial investment using the following table as a guideline.

Buying Shares

                                       To open an account                     To add to an account ($50 minimum)
-------------------------------------- -------------------------------------- --------------------------------------
By Mail                                * Complete and sign your               * Complete the investment slip from one ofyour account
                                       application.                           statements and send with your check to our address at
Alleghany Funds                                                               the left.
P.O. Box 5164                          * Make your check payable to
Westborough, MA 01581                  Alleghany Funds and mail to us at
                                       the address at the left.
                                                                              * We accept checks, bank drafts, money orders,
                                       * We accept checks, bank drafts and    wires and ACH for purchases (see "Other Features on
                                       money orders for purchases.  Checks    p. ___ ).  Checks must be drawn on U.S. banks. There
                                       must be drawn on U.S. banks to avoid   is a $20 charge for returned checks.
                                       any fees or delays in processing
                                       your check.                           * Give the following wire/ACH information to your bank:
                                                                                      Boston Safe Deposit & Trust
                                                                                           ABA #01-10-01234
                                                                                       For : Alleghany Funds
                                                                                             A/C 140414
                                                                                      FBO "Alleghany Fund Number"
                                                                                      "Your Account Number"

                                                                              * We do not accept third party checks, which are
                                                                              checks made payable to someone other than the Funds.
                                       * We do not accept third party
                                       checks, which are checks made
                                       payable to someone other than the
                                       Funds.

-------------------------------------- -------------------------------------- --------------------------------------
By Phone                               * Obtain a fund number and account      * You should have already comleted the "Purchase,
                                       by calling Alleghany Funds at the number Exchange and Redemption Authorizations" section on
800 992-8151                           at the left.                             your account application that permits telephone
                                                                                instructions and establishes electronic funds
                                       * Instruct your bank (who may charge     transfers.  This allows Alleghany Funds to withdraw
                                       a fee) to wire or ACH the amount of      the amount of purchase from your bank account.  If
                                       your investment.                         you have not provided this imformatio,  please call
                                                                                us at 800 992-8151.

                                                                              * When you are ready to add to your account, call
                                                                              Alleghany Funds and tell the representative the fund
                                       * Give the following wire/ACH         name, account number, the name(s) in which the account
                                       information to your bank:             is registered and the purchase amount to be withdrawn
                                         Boston Safe Deposit & Trust        from your bank account for your addititional investment.
                                               ABA #01-10-01234
                                              For: Alleghany Funds
                                                   A/C 140414
                                            FBO "Alleghany Fund Number"
                                              "Your Account Number"

                                       * Return your completed and signed
                                       application to:
                                                  Alleghany Funds
                                                   P.O. Box 5164
                                                Westborough, MA 01581
-------------------------------------- -------------------------------------- --------------------------------------
By Internet                             * Download the appropriate account   * You should have already completed the "Purchase,
                                          application(s) from our Web site.   Exchange and Redemption Authorizations" section on
www.AlleghanyFunds.com                                                        your account application that establishes electronic
                                        * Complete and sign the application(s). funds transfers.  This allows Allegahny Funds to
                                         Make your check payable to Alleghany    withdraw the amount of purchase from your bank
                                         Funds and mail to the address under     account. If you have not provided this information,
                                         "By Mail" above.                       please call us at 800 992-8151.

                                                                              * Obtain a Personal Identification Number (PIN) from
                                                                              Alleghany Funds for use on Alleghany Funds' Web site
                                                                              if you have not already done so.  To obtain a PIN,
                                                                              please call us at 800 992-8151.

                                                                              * When you are ready to add to your account, access
                                                                              your account through the Alleghany Funds' Web site and
                                                                              enter your purchase instructions in the highly secure
                                                                              area for shareholders only.
-------------------------------------- -------------------------------------- --------------------------------------


Exchanging Shares

After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

Alleghany Funds reserves the right to limit,  impose charges upon,  terminate or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareholders.


Selling/Redeeming Shares

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.


Selling Shares

                                       Designed for...                       To sell some or all of your shares...
-------------------------------------- ------------------------------------- --------------------------------------
By Mail                                * Accounts of any type                * Write and sign a letter of instruction indicating
                                                                             the fund name, fund number, your account number,
Alleghany Funds                        * Sales or redemptions of any size    the name(s) in which the account is registered and the
P.O. Box 5614                                                                dollar value or number of shares you wish to sell.
Westborough, MA  01581
                                                                             * Include all signatures and any
                                                                             additional documents that may be
                                                                             required. (See "Selling Shares in Writing.")

                                                                             * Mail to us at the address at the left.

                                                                             * A check will be mailed to the name(s) and address
                                                                             in which the account is registered.  If you would like
                                                                             the check mailed to a different address, you must write
                                                                             a letter of instruction and have it signature
                                                                             guaranteed.

                                                                             * Proceeds may also be sent by wire or ACH (see "Other
                                                                              Features" on p. ___ ).

-------------------------------------- ------------------------------------- --------------------------------------
By Phone                               * Non-retirement accounts             * For automated service 24 hours
                                                                             day using your touch-tone phone, call us at the number
800 992-8151                           * Sales of up to $50,000 (for         at the left.
                                       accounts with telephone account
                                       privileges)                           * To place your request with a Shareholder Service
                                                                             Representative, call between 9 am and 7 pm ET, Monday
                                                                             - Friday.

                                                                             * A check will be mailed to the name(s) and address
                                                                             in which the account is registered.  If you would like
                                                                             the check mailed to a different address, you must write
                                                                             a letter of instruction and have it signature
                                                                             guaranteed.

                                                                             * Proceeds may also be sent by wire or ACH (see "Other
                                                                              Features" on p. ___ ).

                                                                             * The Funds reserve the right to refuse any telephone
                                                                             sales request and may modify the procedures at any
                                                                             time. The Funds make reasonable attempts to verify that
                                                                             telephone instructions are genuine, but you are
                                                                             responsible for any loss that you may bear from
                                                                             telephone requests.

-------------------------------------- ------------------------------------- --------------------------------------
By Internet                            * Non-retirement accounts            * You should have already completed the "Purchase,
                                                                            Exchange and Redemption Authorizations" section
                                                                            on your account application that establishes electronic
www.AlleghanyFunds.com                                                      funds transfers.  This allows Alleghany Funds to
                                                                            deposit the amount of your redemption into your bank
                                                                            account.  If you have not provided this information,
                                                                            please call us at 800 992-8151.

                                                                            * Obtain a Personal Identification Number (PIN) from
                                                                              Alleghany Funds (800 992-8151) for use on Alleghany
                                                                              Funds' Web site if you have not already done so.

                                                                            * When you are ready to redeem a portion of your
                                                                            account, access your account through the Alleghany
                                                                            Funds' Web site and enter your redemption instructions
                                                                            in the highly secure area for shareholders only.  A
                                                                            check for the proceeds will be mailed to you at the
                                                                            address of record.

                                                                            * Proceeds may also be sent by wire or ACH (see "Other
                                                                             Features" on p. ___).
-------------------------------------- ------------------------------------- --------------------------------------
By Money Market Checkwriting           * Regular accounts                    * Request the free checkwriting privilege
                                                                             on your application
                                       * Alleghany/Chicago Trust Money
                                       Market Fund only
                                                                             * Verify that the shares to be sold
                                                                             were purchased more than 15 days or earlier
                                                                             or were purchased by wire.

                                                                             * You may write unlimited checks, each for $500 or
                                                                             more.  You cannot close an account by writing a check.

                                                                             * You continue to earn dividends until checks are
                                                                             presented for payment. There is a $30 charge for
                                                                             returned checks.

                                                                             * Currently, there is no charge for this privilege, but
                                                                             the Fund reserves the right to add one.

                                                                             * Canceled checks are available upon request but there
                                                                             is a fee for to receive them.

                                                                             * The Fund may cancel this privilege at any time by
                                                                             giving notice to you.






     Selling Shares in Writing
     In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if:
     * your  address  of record has  changed  within the past 30 days
     * you are selling more than $50,000 worth of shares
     * you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a signature guarantee on written redemption requests for more than $50,000. You can obtain a signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. A notary public stamp or seal cannot be substituted for a signature guarantee.



         Seller                                                      Requirements for Written Requests
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of individual, joint, sole                  * Letter of instruction
         proprietorship, UGMA/UTMA, or general partner      * On the letter, the signatures and titles of all persons
         accounts                                           authorized to sign for the account, exactly as the account is registered
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of corporate or association accounts        * Letter of instruction
                                                            * Corporate resolution certified within the past 12 months
                                                            * On the letter, the signatures and titles of all persons
                                                            authorized to sign for the account, exactly as the account is registered
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Owners or trustees of trust accounts               * Letter of instruction
                                                            *  On the letter, the signature of  the trustee(s)
                                                            * If the names of all trustees are not registered on the account, a copy  of the trust document certified within the past 12 months
                                                            * Signature guarantee, if  applicable  (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Joint tenancy shareholders whose co-tenants are    * Letter of instruction signed by the surviving tenant
         deceased                                           * Copy of death certificate
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Executors of shareholder estates                   * Letter of instruction signed by executor
                                                            * Copy of order appointing executor
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Administrators, conservators, guardians and        * Call 800 992-8151 for instructions
         other sellers or account types not listed above
         -------------------------------------------------- ----------------------------------------------------------------
         IRA accounts                                       * IRA distribution request form completed and signed.  Call
                                                            800 992-8151 for a form.
         -------------------------------------------------- ----------------------------------------------------------------

Other Features. The following other features are available to buy and sell shares of the Funds.

Wire. To purchase and sell shares via the Federal Reserve Wire System.
* You must authorize Alleghany Funds to honor wire instructions before using it. Complete the "Purchase, Exchange and Redemption" on the application when opening your account, or call 800 992-8151 to add the feature after your account is opened.
  Call 800 992-8151 before your first use to verify that this feature is set up on your account.
* To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
* Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

Automated Clearing House (ACH).  To transfer money between your bank account and your Alleghany Funds account(s).
* You must authorize Alleghany Funds to honor ACH instructions before using it. Complete the "Purchase, Exchange and Redemption" on the application when opening your account, or call 800 992-8151 to add the feature after your account is opened. Call
  800 992-8151 before your first use to verify that this feature is set up on your account.
* Most transfers are complete within three business days of your call.
* There is no fee for this transaction.


     Redemptions in Kind
     The Funds have elected, under Rule 18f-1 of the 1940 Act, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

     Involuntary Redemptions
     To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

Transaction Policies

Calculating Share Price
When you buy, exchange or sell shares, the net asset value is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

Execution of Requests Each Fund is open on each business day that the (NYSE) is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Under normal circumstances, purchase orders and redemption requests for Alleghany/Chicago Trust Money Market Fund must be received by 1:00 p.m. ET for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Alleghany Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Alleghany Funds.

Alleghany Funds reserves the right to:
* reject any purchase order
* suspend the offering of fund shares
* change the initial and additional investment minimums or waive these minimums for any investor
* delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

Money Market Trading
For Alleghany/Chicago Trust Money Market Fund, your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "Alleghany Funds."

Short-Term Trading
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

Account Policies and Dividends

Account Statements
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
* after every  transaction  that affects your account  balance  (except for
      dividend   reinvestments,   automatic   investment   plans  or  systematic
      withdrawal  plans)
*after any change of name or address of the  registered  owner(s)

Mailings  to   Shareholders
To reduce expenses and show respect for our environment, we will deliver most financial reports and prospectuses to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses, please call us at 800 992-8151.

Dividends
The following table shows the Funds' distribution schedule.

                              Distribution Schedule

       Funds               Dividends                             Capital Gains Distribution
       Equity              * Declared and paid quarterly         * Distributed at least once a year, in December
       International       * Declared and paid annually          * Distributed at least once a year, in December
       Balanced            * Declared and paid quarterly         * Distributed at least once a year, in December
       Fixed Income        * Declared and paid monthly           * Distributed at least once a year, in December
       Money Market        * Declared daily and paid monthly     * Distributed at least once a year, in December

Dividend Reinvestments
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

Additional Investor Services

Automatic Investment Plan
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Alleghany Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
* complete the appropriate sections of the account application
* if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "Alleghany Funds." Mail your check and application to Alleghany Funds, P.O. Box 5164, Westborough, MA 01581.

Alleghany Funds Web Site Alleghany Funds maintains a Web site located at http://www.AlleghanyFunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identify and assign a temporary PIN that will allow you to log on to the Account Access area of our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

Systematic  Withdrawal  Plan
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
* you must have at least $50,000 in your account
* determine the schedule:  monthly, quarterly,  semi-annually,  or annually
* call 800  992-8151 to add a  systematic withdrawal plan to your account

Retirement Plans
Alleghany Funds offers a range of retirement plans, including Traditional and Roth IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any Alleghany Fund with a low minimum investment of $500. For IRA accounts, you may be charged an annual maintenance fee of $15 for each IRA you own. This fee is paid through an automatic sale of shares from your account unless otherwise instructed. Shareholders with a cumulative balance of $50,000 or more will have their IRA fee waived. To find out more, call Alleghany Funds at 800 992-8151.

Distribution Plan 12b-1 Fees
To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds, except for the Alleghany/Chicago Trust Money Market Fund, have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of not more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

Portfolio Transactions and Brokerage Commissions
Alleghany Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when Alleghany Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, Alleghany Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.


                       Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in Alleghany Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information.

* The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

* The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

*Distributions of any net investment income are taxable to you as ordinary income.

* Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income, regardless of how long you may have held shares of a fund.

* When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

* Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.






                              Financial Highlights

These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For all funds for the fiscal year ended October 31, 1999 (for Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund, the period May 1, 1999 through October 31, 1999), this information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information
(SAI), which is available upon request. For Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund, information prior to May 1, 1999 has been audited by PricewaterhouseCoopers LLP.

Alleghany/Montag & Caldwell Growth Fund

                                                     Year Ended   Year Ended     Year Ended     Year Ended       Period
                                                      10/31/99     10/31/98       10/31/97       10/31/96        Ended
                                                                                                               10/31/95*
                                                    ------------  -----------    ----------    -----------     ----------

Net Asset Value, Beginning of Period                      $26.49       $22.68          $17.08         $13.16        $10.00
  Income from Investment Operations
  Net investment income (loss)                                         (0.05)          (0.05)           0.00          0.02
  Net realized and unrealized gain on investments                        4.07            5.79           3.93          3.16
  Total from investment operations                                       4.02            5.74           3.93          3.18
  Less Distributions
  Distributions from and in excess of net                                   -               -         (0.01)        (0.02)
investment
       income
  Distributions from net realized gain on                              (0.21)          (0.14)           0.00          0.00
investments
  Total distributions                                                  (0.21)          (0.14)         (0.01)        (0.02)
Net increase in net asset value                                          3.81            5.60           3.92          3.16
Net Asset Value, End of Period                                         $26.49         $ 22.68        $ 17.08       $ 13.16

Total Return                                                           17.90%          33.82%         29.91%        31.87%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                               $1,004,356        $479,557       $166,243       $40,355
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser (1)                       1.12%           1.24%          1.32%         1.87%
  After reimbursement of expenses by Adviser (1)                        1.12%           1.23%          1.28%         1.30%
  Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser (1)                     (0.22)%         (0.38)%        (0.10)%       (0.36)%
  After reimbursement of expenses by Adviser (1)                      (0.22)%         (0.37)%        (0.06)%         0.20%
Portfolio Turnover (1)                                                 29.81%          18.65%         26.36%        34.46%

* Alleghany/Montag & Caldwell Growth Fund Class N Shares began operations on November 2, 1994. (1) Annualized






Alleghany/Chicago Trust Growth & Income Fund

                                                      Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                        10/31/99      10/31/98       10/31/97       10/31/96       10/31/95
                                                     --------------- -------------- ------------- --------------- -------------

Net Asset Value, Beginning of Period                       $23.06          $19.73         $16.17        $12.90          $10.11
   Income from Investment Operations
                                                                           (0.02)           0.08          0.11            0.09
   Net realized and unrealized gain on investments                           4.73           3.91          3.34            2.79
   Total from investment operations                                          4.71           3.99          3.45            2.88
   Less Distributions
   Distributions from and in excess of net                                 (0.01)         (0.09)        (0.11)          (0.09)
          investment income
   Distributions from net realized gain on                                 (1.37)         (0.34)        (0.07)            0.00
          investments
   Total distributions                                                     (1.38)         (0.43)        (0.18)          (0.09)
Net increase in net asset value                                              3.33           3.56          3.27            2.79
Net Asset Value, End of Period                                             $23.06        $ 19.73       $ 16.17         $ 12.90

Total Return                                                               25.43%         25.16%        26.98%          28.66%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                                     $367,666       $274,608      $205,133        $172,296
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)                          1.08%          1.12%         1.15%           1.50%
   After reimbursement of expenses by Adviser (1)                           1.08%      1.07% (2)         1.00%       1.09% (3)
Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)                        (0.11)%          0.36%         0.62%           0.33%
   After reimbursement of expenses by Adviser (1)                         (0.11)%          0.41%         0.77%           0.74%
Portfolio Turnover (1)                                                     34.21%         30.58%        25.48%           9.00%

(1) Annualized
(2) The Adviser's reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997. (3) The Adviser's reimbursement level, which affects the net expense ratio, changed from 1.20% to 1.00% on September 21, 1995.

Alleghany/Chicago Trust Small Cap Value Fund
                                                                Period Ended
                                                                 10/31/99*
                                                            ------------------

Net Asset Value, Beginning of Period                                 $13.16
Income from Investment Operations
   Net investment income
   Net realized and unrealized gain (loss) on investments
   Total from investment operations
   Less  Distributions
   Distributions from and in excess of net investment income
   Distributions from net realized gain on investments
   Total distributions
Net increase (decrease) in net asset value
Net Asset Value, End of Period

Total Return

Ratios/Supplemental  Data
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
 Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Portfolio Turnover (1)

* The Fund commenced operations on November 10, 1998.
(1) Annualized






Alleghany/Veredus Aggressive Growth Fund

                                                              Year Ended      Period Ended 10/31/98*
                                                               10/31/99
                                                          ------------------- ------------------------

Net Asset Value, Beginning of Period                                       $                        $
Income from Investment Operations
   Net investment income
   Net realized and unrealized gain (loss) on
investments
   Total from investment operations
   Less Distributions
   Distributions from and in excess of net investment
income
   Distributions from net realized gain on investments
   Total distributions
Net increase (decrease) in net asset value
Net Asset Value, End of Period

Total Return

Ratios/Supplemental  Data
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
 Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Portfolio Turnover (1)

* Alleghany/Veredus Aggressive Growth Fund commenced operations on July 1, 1998.
(1) Annualized

Alleghany/Blairlogie International Developed Fund

                                                       For the    For the
                                                       Period     Period      Year        Year       Year        Year
                                                      5/1/99 -    1/1/99 -    Ended       Ended      Ended       Ended
                                                      10/31/99     4/30/99*    12/31/98   12/31/97    12/31/96   12/31/95

NetAsset  Value,  Beginning  of Period
Income from  Investment  Operations
   Net investment income
   Net realized and unrealized gain (loss) on investments
   Total from investment operations
   Less Distributions
   Distributions  from and in  excess
     of net  investment  income
   Net  increase (decrease) in net asset value
Net Asset Value, End of Period

Total Return

Ratios/Supplemental  Data
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Portfolio Turnover (1)

* Blairlogie Capital Management became an indirect subsidiary of Alleghany Corporation on ____________, 1999.
 (1) Annualized






Alleghany/Blairlogie Emerging Markets Fund

                                                       For the    For the
                                                       Period     Period      Year        Year       Year        Year
                                                      5/1/99 -    1/1/99 -    Ended       Ended      Ended       Ended
                                                      10/31/99     4/30/99*    12/31/98   12/31/97    12/31/96   12/31/95
                                                     ----------- ----------- ---------- ----------- ----------  ---------

Net Asset  Value,  Beginning  of Period
Income from  Investment  Operations
 Net investment income
Net realized and unrealized gain (loss) on investments
   Total from investment operations
   Less Distributions
   Distributions from and in excess of net
investment income
Net increase (decrease) in net asset value
Net Asset Value, End of Period

Total Return

Ratios/Supplemental  Data
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Portfolio Turnover (1)

* Blairlogie Capital Management became an indirect subsidiary of Alleghany Corporation on ____________, 1999.
 (1) Annualized

Alleghany/Montag & Caldwell Balanced Fund


                                                      Year Ended     Year Ended     Year Ended     Year Ended    Period Ended
                                                       10/31/99       10/31/98       10/31/97       10/31/96      10/31/95*
                                                  -------------- -------------- ------------- ---------------   --------------

Net Asset Value, Beginning of Period                        $17.60         $16.01        $ 14.29       $ 12.12         $ 10.00
   Income from Investment Operations
   Net investment income                                                     0.27           0.25          0.27            0.26
   Net realized and unrealized gain on investments                           1.97           2.93          2.17            2.09
   Total from investment operations                                          2.24           3.18          2.44            2.35
   Less Distributions
   Distributions from and in excess of net                                 (0.27)         (0.25)        (0.27)          (0.23)
investment
       income
   Distributions from net realized gain on                                 (0.38)         (1.21)          0.00            0.00
investments
   Total distributions                                                     (0.65)         (1.46)        (0.27)          (0.23)
Net increase in net asset value                                              1.59           1.72          2.17            2.12
Net Asset Value, End of Period                                             $17.60        $ 16.01       $ 14.29         $ 12.12

Total Return                                                               14.46%         24.26%        20.37%          23.75%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                                     $158,398       $ 82,719      $ 31,473        $ 21,908
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)                          1.18%          1.33%         1.58%           2.50%
   After reimbursement of expenses by Adviser (1)                           1.18%          1.25%         1.25%           1.25%
Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)                          1.67%          1.70%         1.83%           1.38%
   After reimbursement of expenses by Adviser (1)                           1.67%          1.78%         2.16%           2.63%
Portfolio Turnover (1)                                                     59.02%         28.13%        43.58%          27.33%

* Alleghany/Montag & Caldwell Balanced Fund began operations on November 2, 1994. (1) Annualized





Alleghany/Chicago Trust Balanced Fund

                                                      Year Ended     Year Ended     Year Ended     Year Ended    Period Ended
                                                       10/31/99       10/31/98       10/31/97       10/31/96      10/31/95*
                                                     -----------   ------------    ------------   -----------    --------------

Net Asset Value, Beginning of Period                         $2.03         $11.06         $ 9.60        $ 8.43          $ 8.34
   Income from Investment Operations
   Net investment income                                                     0.27           0.28          0.27            0.03
   Net realized and unrealized gain on investments                           1.65           1.60          1.16            0.06
   Total from investment operations                                          1.92           1.88          1.43            0.09
   Less Distributions
   Distributions from and in excess of net                                 (0.27)         (0.28)        (0.26)            0.00
investment
       income
   Distributions from net realized gain on                                 (0.68)         (0.14)          0.00            0.00
investments
   Total distributions                                                     (0.95)         (0.42)        (0.26)            0.00
Net increase in net asset value                                              0.97           1.46          1.17            .009
Net Asset Value, End of Period                                             $12.03        $ 11.06        $ 9.60          $ 8.43

Total Return                                                               18.50%         20.10%        17.21%           1.08%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                                     $219,362      $ 187,993      $156,703        $152,820
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)                          1.08%          1.13%         1.17%           1.19%
   After reimbursement of expenses by Adviser (1)                           1.08%      1.07% (2)         1.00%           1.00%
Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)                          2.30%          2.70%         2.79%           2.56%
   After reimbursement of expenses by Adviser (1)                           2.30%          2.76%         2.96%           2.73%
Portfolio Turnover (1)                                                     40.28%         34.69%        34.29%           0.72%

* Alleghany/Chicago Trust Balanced Fund began operations on September 21, 1995.
(1) Annualized
(2) The Adviser's reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.

Alleghany/Chicago Trust Bond Fund

                                                       Year Ended    Year Ended     Year Ended     Year Ended     Year Ended
                                                        10/31/99      10/31/98       10/31/97       10/31/96       10/31/95
                                                       ---------- -------------- ------------- ---------------  ---------------

Net Asset Value, Beginning of Period                        $10.27         $10.13         $ 9.89        $ 9.94          $ 9.21
   Income from Investment Operations
   Net investment income                                                     0.60           0.61          0.60            0.60
   Net realized and unrealized gain (loss) on                                0.15           0.23        (0.05)            0.73
investments
   Total from investment operations                                          0.75           0.84          0.55            1.33
   Less Distributions
   Distributions from and in excess of net                                 (0.61)         (0.60)        (0.60)          (0.60)
investment income
Net increase (decrease) in net asset value                                   0.14           0.24        (0.05)            0.73
Net Asset Value, End of Period                                             $10.27        $ 10.13        $ 9.89          $ 9.94

Total Return                                                                7.66%          8.84%         5.76%          14.89%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                                     $160,561       $120,532       $72,211         $70,490
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)                          0.96%          1.02%         1.10%           1.54%
   After reimbursement of expenses by Adviser (1)                           0.80%          0.80%         0.80%           0.80%
Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)                          5.79%          6.02%         5.89%           5.78%
   After reimbursement of expenses by Adviser (1)                           5.95%          6.24%         6.19%           6.52%
Portfolio Turnover (1)                                                     45.29%         17.76%        41.75%          68.24%

(1) Annualized







Alleghany/Chicago Trust Money Market Fund


                                                      Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                       10/31/99       10/31/98       10/31/97       10/31/96       10/31/95
                                                    --------------- -------------- ------------- --------------- -------------

Net Asset Value, Beginning of Period                       $ 1.00          $ 1.00         $ 1.00        $ 1.00          $ 1.00
   Income from Investment Operations
   Net investment income                                                     0.05           0.05          0.05            0.05
   Less distributions from net investment income                           (0.05)         (0.05)        (0.05)          (0.05)
Net Asset Value, End of Period                                             $ 1.00         $ 1.00        $ 1.00          $ 1.00
Total Return                                                                5.24%          5.15%         5.14%           5.56%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                                     $281,389       $238,551      $226,536        $206,075
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)                          0.52%          0.56%         0.59%           0.63%
   After reimbursement of expenses by Adviser (1)                       0.51% (2)          0.50%         0.50%       0.43% (3)
Ratio of net investment income to average net
assets
   Before reimbursement of expenses by Adviser (1)                          5.13%          5.00%         4.93%           5.24%
   After reimbursement of expenses by Adviser (1)                           5.14%          5.06%         5.02%           5.44%

(1) Annualized
(2) Effective February 27, 1998, the Adviser is no longer waiving fees or reimbursing expenses.
(3) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.40% to 0.50% on July 12, 1995.







(Back Cover)

General Information

If you wish to know more about Alleghany Funds, you will find additional information in the following documents.

Shareholder Reports
You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI, which is incorporated into this prospectus by reference and dated February __, 2000, is available to you without charge. It contains more detailed information about the Funds.

How to Obtain Reports

         Contacting Alleghany Funds
         You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

                           Address:         Alleghany Funds
                                            P.O. Box 5164
                                            Westborough, MA  01581

                           Phone:           800 992-8151

                           Web site:        www.AlleghanyFunds.com


         Obtaining Information from the SEC
         You can visit the SEC's website at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-6009. To find out more about the Public Reference Room, you can call the SEC at 1-800-SEC-0330.





Investment Company Act File Number: 811-8004

















                              ALLEGHANY FUNDS


                      Montag & Caldwell Growth Fund
                Alleghany/Blairlogie International Developed Fund
                   Alleghany/Blairlogie Emerging Markets Fund
                         Montag & Caldwell Balanced Fund
                        Alleghany/Chicago Trust Bond Fund

                                   Prospectus


                                 Class I Shares


                              February __, 2000




The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.






                                Table of Contents

[SIDEBAR: Thank you for your interest in Alleghany Funds. Alleghany Funds offer investors a variety of investment opportunities. This prospectus pertains only to Class I shares of Montag & Caldwell Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund, members of the Alleghany Funds Family.]

[SIDEBAR: For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.]



Fund Categories
Fund Summaries
     Investment Objectives, Principal Investment Strategies and Risks
         Equity Funds
                  Montag & Caldwell Growth Fund
                  Alleghany/Blairlogie International Developed Fund Alleghany/Blairlogie Emerging Markets Fund
         Balanced Funds
                  Alleghany/Montag & Caldwell Balanced Fund
         Fixed Income Funds
                  Alleghany/Chicago Trust Bond Fund
     Expense Information
Investment Terms
More About Alleghany Funds
     Other Investment Strategies
     Additional Risks
     Risk Summary
Management of the Funds
     The Chicago Trust Company
     Montag & Caldwell, Inc.
     Blairlogie Capital Management
Shareholder Information
     Opening an Account - Buying Shares
     Exchanging Shares
     Selling/Redeeming Shares
     Transaction Policies
     Account Policies and Dividends
     Automatic Investment Plan
     Alleghany Funds Web Site
     Portfolio Transactions and Brokerage Commissions
Dividends, Distributions and Taxes
Financial Highlights
General Information




Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).





                                 Fund Categories

Alleghany Funds is a no-load, open-end management investment company which consists of ten separate diversified investment portfolios, including equity, balanced, fixed income and [money market] funds.

Equity Funds

Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

Who May Want to Invest in Equity Funds
Equity funds may be appropriate if you:
* have a long-term investment goal (five years or more)
* can accept higher short-term risk in return for higher long-term return potential
* want to diversify your investments

Equity funds may not be appropriate if you want:
* a stable share price
* a short-term investment
* regular income

Balanced Funds

Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Who May Want to Invest in Balanced  Funds
Balanced  funds may be appropriate if you want:
* capital appreciation and current income
* balanced diversified investment

Fixed Income Funds

Fixed income funds invest in corporate and government bonds and other fixed income securities. These funds provide regular income; municipal bond funds provide federally tax-exempt income. The obligations are generally secured by the assets of the issuer.

Who May  Want to  Invest  in  Fixed  Income  Funds
Fixed  income  funds  may be appropriate if you want:
* regular income
* less volatility than equity funds
* portfolio diversification

Fixed income funds may not be appropriate if you want:
* capital appreciation

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
* the value of fund shares will rise and fall
* you could lose money
* you cannot be certain that a fund will achieve its investment objective





                                  Equity Funds

                          Montag & Caldwell Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

Principal Investment Strategies

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that have:
* a strong history of earnings growth
* are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
* strong  balance  sheets
* a sustainable  competitive  advantage
* the potential to become (or currently are) industry leaders
* the potential to outperform during market downturns

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.



Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return


1997                  1998               1999

32.17%                32.26%


Best quarter: 27.08% (12/98)         Worst quarter: (14.24)% (9/98)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 and the Lipper Large-Cap Growth Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

                                          1 year             Since Inception 1
Montag & Caldwell Growth Fund
S&P 500 Index
Lipper Large-Cap Growth Index                                        2

1 Fund's Inception:  June 28, 1996
2 As of closest available date (6/27/96)





                Alleghany/Blairlogie International Developed Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of international equity securities of developed markets. In selecting securities, the portfolio manager combines top-down country selection with bottom-up stock selection to attempt to maximize returns while controlling risk. In choosing countries, the portfolio manager uses a model that evaluates five key criteria:
* macroeconomics
* monetary issues
* earnings momentum
* market valuation
* technical performance

In choosing  stocks,  the portfolio  manager  considers  such factors as:
* strong balance sheets
* history of earnings growth
* performance  within a stock/company's industry
* attractive price-to-earnings value and price-to-book value

The portfolio may include securities that ultimately comprise the MSCI EAFE Index, but it is not limited to those securities or their weightings in the Index.

If practicable, the portfolio manager also considers the company's environmental business practices based on the availability of such information.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Foreign securities risk: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. Specific risks may include:

     Currency risk: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

Political/economic   risk:  Changes  in  economic,  tax  or  foreign  investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

Regulatory risk: In developed foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return*

1994            1995          1996           1997          1998          1999

7.05%           17.13%        5.83%          1.92%         23.92%             %

* For 1994-1998, the performance figures reflected are those of a predecessor fund, PIMCO International Developed Fund.

Best quarter: 18.96% (3/98)   Worst quarter: (15.85)% (9/98)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the MSCI EAFE Index.

Average Annual Total Return
(For the periods ended December 31, 1999)

                                        1 year    5 years   Since Inception 1

Alleghany/Blairlogie
      International Developed Fund
MSCI EAFE Index
Lipper International Fund Index

1 Fund's inception: June 8, 1993





                   Alleghany/Blairlogie Emerging Markets Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests primarily in common stocks of companies located in countries identified as emerging markets countries. In selecting securities, the portfolio manager combines top-down country selection with bottom-up stock selection to attempt to maximize returns while controlling risk. In choosing countries, the portfolio manager uses a model that evaluates five key criteria:
* macroeconomics
* monetary issues
* earnings momentum
* market valuation
* technical performance

The Fund invests primarily but not exclusively in some or all of the following emerging market countries:

    Argentina        Czech Republic         Indonesia          Pakistan            Russia             Thailand
    Brazil           Greece                 Israel             Peru                South Africa       Turkey
    Chile            Hong Kong              Jordan             Philippines         South Korea        Venezuela
    China            Hungary                Malaysia           Poland              Sri Lanka          Zimbabwe
    Colombia         India                  Mexico             Romania             Taiwan

In choosing  stocks,  the portfolio  manager  considers  such factors as:
* strong balance sheets
* history of earnings growth
* performance  within a stock/company's industry
* attractive price-to-earnings value and price-to-book value

If practicable, the portfolio manager also considers the company's environmental business practices based on the availability of such information.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Value stock risk: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. The market value of these stocks tends to be more volatile than large-cap company stocks. They generally offer greater potential for gain as well as for loss. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Investing in the securities of foreign issuers, and particularly emerging market issuers, involves special risks and considerations not typically associated with investing in U.S. companies. Investing in countries that are considered emerging markets poses additional risks.

Foreign securities risk: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. Specific risks may include:

     Currency risk: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

     Political/economic risk: Changes in economic, tax or foreign investment policies, governmental instability or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

     Regulatory risk: In foreign countries, typically there are little or no uniform accounting, auditing or financial reporting standards or other regulatory practices and requirements that are common with
      U.S. companies.

Emerging markets risk: Emerging market countries typically have economic structures that are less diverse and mature than in developed countries. Their political systems may be less stable, and they may have less developed legal systems. National policies may restrict foreign investments. The small size of the securities market can make investments illiquid. The value of the investments may fluctuate more widely than in developed countries. Special custody arrangements may also be needed.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return*

1994            1995          1996           1997          1998          1999

(7.78)%         (12.54)%      4.82%          (2.01)%       (27.39)%          %

* For 1994-1998, the performance figures reflected are those of a predecessor fund, PIMCO Emerging Markets Fund.

Best quarter: 33.62% (12/93)  Worst quarter: (25.25)%  (9/98)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the MSCI Emerging Markets Free Index and the Lipper Emerging Markets Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1999)


                                           1 year   5 years  Since Inception 1

Alleghany/Blairlogie
     Emerging Markets Fund
MSCI Emerging Markets Free Index
Lipper Emerging Markets Fund Index


1 Fund's inception: June 1, 1993





                                  Balanced Fund

                         Montag & Caldwell Balanced Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies

The Fund invests primarily in a combination of equity, fixed income, and short-term securities.

Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have:
* a strong history of earnings growth
* attractive prices relative to the company's potential for above average long-term earnings and revenue growth
* strong balance sheets
* a sustainable competitive  advantage
* the potential to become (or currently are) industry leaders
* the potential to outperform the market during downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by adjusting the portfolio duration and sector weightings. The portfolio manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
* U.S. Government securities
* corporate bonds
* mortgage/asset-backed securities
* money market securities and repurchase agreements

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

     Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock or bond market or its peers. Also, a fund could fail to meet its investment objective.

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

     Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


Fund Performance

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return


1999

%

Best quarter: 4.49% (3/99)           Worst quarter: (2.99)% (9/99)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of 40% Lehman Brothers Government Corporate Index/60% S&P 500 Index and the Lipper Balanced Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1999)


                                              1 year        Since Inception 1

Montag & Caldwell Balanced Fund
40% Lehman Brothers Government Corporate
   Index/60% S&P 500 Index
Lipper Balanced Fund Index


1 Fund's Inception:  December 31, 1998





                                Fixed Income Fund

                        Alleghany/Chicago Trust Bond Fund

Investment Objective

The Fund seeks high current income consistent with prudent risk of capital.

Principal Investment Strategies

The Fund invests primarily in a broad range of intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
* U.S. Government securities
* corporate bonds
* debentures and convertible debentures
* zero-coupon bonds
* mortgage/asset-backed securities
* Yankee bonds

Principal Risks of Investing in this Fund

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Below investment-grade securities risk: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.

Prepayment risk: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.

     Manager risk: If a fund manager makes errors in security selection, a fund may underperform the bond market or its peers. Also, a fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany Funds.

Fund Performance

     Class I of the Fund will commence operations on or about [ ] and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report.





                               Expense Information

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

Shareholder Fees
As a benefit of investing with Alleghany Funds, you do not incur any sales loads, redemption fees or exchange fees.

Annual Fund Operating Expenses
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

Fund (2)                                            Management  Other          Total        Fee        Net
                                                      Fees      Expenses        Expenses    Waivers    Expense
                                                                                Ratio         (1)      Ratio (1)
------------------------------------------------- ------------- -------------- ----------- ---------- ----------
Montag & Caldwell Growth Fund                          0.73%       0.12%         0.85%
Alleghany/Blairlogie International
    Developed Fund
Alleghany/Blairlogie Emerging Markets Fund
Montag & caldwell Balanced Fund                       0.75        0.20          0.95
Alleghany/Chicago Trust Bond Fund


(1) The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown for each Fund. The ratios shown above reflect the expenses incurred during the fiscal year ended October 31, 1999. The Advisers to the Funds are [contractually] obligated to reimburse expenses for one year at the rates shown in the table. For Alleghany/Chicago Trust Bond Fund, the expenses are based on estimated amounts for the current fiscal year.

(2) Montag & Caldwell Growth Fund, Alleghany/Blairlogie  International Developed
Fund,  Alleghany/Blairlogie  Emerging Markets Fund,  Montag & Caldwell  Balanced
Fund and Alleghany/Chicago Trust Bond Fund each offer two classes of shares that invest in the same portfolio of securities. Shareholders of Class I are not subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus.



Example
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same and includes only contractual fee waivers and reimbursements. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

Fund                                          1 year         3 years          5 years         10 years

Montag & Caldwell Growth Fund
Alleghany/Blairlogie International Developed
        Fund
Alleghany/Blairlogie Emerging Markets Fund
Montag & Caldwell Balanced Fund
Alleghany/Chicago Trust Bond Fund                                               n/a              n/a


                                Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Asset-backed securities. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

Bottom-up investing. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Corporate bonds.  Fixed income securities issued by corporations.

     Debentures. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

     Developed Markets. Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries generally include the United States, Japan and Western Europe.

     Diversification. The practice of investing in a broad range of securities to reduce risk.

Duration. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest changes. The higher the duration number, the greater the risk and reward potential of the bond.

Emerging markets. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

Equity securities. Equity securities include common stocks and preferred stocks and other securities convertible into common stock.

Expense ratio. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

Fixed income securities. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

Investment objective. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

     Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Large-cap stocks. Stocks that are issued by large companies. Alleghany Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

     Lehman Brothers Government Corporate Index. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

Management fee. The amount that a mutual fund pays to the investment adviser for its services.

Money market securities. Short-term fixed income securities of federal and local governments, banks and corporations.

MSCI EAFE Index. The Morgan Stanley International Capital Europe, Australasia, Far East Index, a market-weighted aggregate of 20 individual country indices/indexes that collectively represent many of the major world markets, excluding the U.S. and Canada.

     MSCI Emerging Markets Free Index. A market-capitalization weighted index composed of 26 of the world's developing markets.

Mortgage-backed securities. Securities backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.

Mutual fund. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

Net asset value.  The per share value of a mutual fund, found by subtracting the
fund's   liabilities   from  its  assets  and  dividing  the  number  of  shares
outstanding. Mutual funds calculate their NAVs at least once a day.

     No-load fund. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Repurchase agreements (repos). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

Risk/reward trade-off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

     Standard & Poor's (S&P) 500 Index. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

Total return. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

     U.S. Government securities. Fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal  government.  Some  government  securities  not  issued by the U.S.
     Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

Yield. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.






                           More About Alleghany Funds

Other Investment Strategies

In addition to the primary investment strategies described in our Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated.

ADRs/EDRs
 The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The funds have no intention of investing in unsponsored ADRs or EDRs.

Collateralized Mortgage Obligations (CMOs)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Convertible Securities
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Derivatives
Up to 20% of a Fund's assets can be invested in derivatives. Derivatives are used to enhance investment return or limit risk in a portfolio and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative.

Fixed Income Securities
     Montag & Caldwell Growth Fund may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

Preferred Stocks
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Rule 144A Securities
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.



Additional Risks

Defensive Strategy Risk
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, it could reduce the benefit from any market upswings.

Year 2000
Like other business organizations around the world, each of the Funds could be adversely affected if the computer systems used by its Advisers and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." While Year 2000 problems could have a negative effect on the Funds, Alleghany Funds is working to avoid such problems and to obtain assurance from its service providers that they are taking similar steps. The Year 2000 Problem could also affect the companies in which the Funds invest.

Risk Summary

The following chart compares the principal risks of investing in each of the Funds.



                                           Alleghany/          Alleghany/
                         Montag &          Blairlogie          Blairlogie     Montag & Caldwell      Alleghany/
                         Caldwell         International         Emerging        Balanced Fund      Chicago Trust
                        Growth Fund      Developed Fund       Markets Fund                           Bond Fund
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Below Investment                                                                                       X
Grade Securities
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Credit                                                                                X                 X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Emerging Markets                                                 X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Foreign Securities                              X                    X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Growth Stock              X                                                            X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Interest Rate                                                                          X                X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Issuer                                                                                 X                X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Liquidity                                       X                   X                                  X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Manager                   X                     X                   X                  X               X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Market                    X                     X                   X                  X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Prepayment                                                                                             X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Value Stock                                                     X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------
Volatility                                   X                     X
--------------------- ---------------- -------------------- ----------------- ------------------- -----------------


More  information  about  other  investment   strategies  and  additional  risks
associated with investing in Alleghany Funds can also be found in the Statement of Additional Information (SAI).







                             Management of the Funds

The Advisers
Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by the Fund for its services. The accompanying information highlights each Fund, its lead portfolio manager(s) and investment experience and the management fees paid by each Fund.

The Chicago Trust Company
The Chicago Trust Company is the Adviser to Alleghany/Chicago Trust Bond Fund. As of December 31, 1999, Chicago Trust managed approximately $[ ] billion in assets, consisting primarily of insurance, pension and profit sharing accounts, as well as accounts of high net worth individuals and families. Chicago Trust is an indirect, wholly-owned subsidiary of Alleghany Corporation.

Investment  management teams make the investment decisions for each Fund. Thomas
J. Marthaler has been Portfolio Manager for Alleghany/ Chicago Trust Bond Fund since its inception in 1993; and Vice President, and has been associated with Chicago Trust and its affiliates since 1981. He has managed fixed income investment portfolios since 1984. Mr. Marthaler has a BA from the University of St. Thomas and an MBA from Loyola University. He is a Chartered Financial Analyst.


For providing investment advisory services, the Funds have agreed to pay Chicago Trust an annual fee of 0.55%, payable monthly, based on the average daily net assets of the Fund.

Montag & Caldwell, Inc. Montag & Caldwell, Inc. is the Adviser to Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund. The firm was founded in 1945 and is an indirect wholly-owned subsidiary of Alleghany Corporation. As of December 31, 1999, Montag & Caldwell managed approximately $[ ] billion in assets.

An investment management team makes the investment decisions for each Fund. Ronald E. Canakaris leads the investment management team that manages each Fund. He has been Portfolio Manager of the Fund since its inception in 1994, and is President and Chief Investment Officer of Montag & Caldwell. He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a BS and BA from the University of Florida. Mr. Canakaris is a Chartered Investment Counselor and a Chartered Financial Analyst.


For providing investment advisory services, the Funds have agreed to pay Montag & Caldwell an annual fee, payable monthly, based on the average daily net assets of each Fund. The following table shows the breakout of the fees.

                              Montag & Caldwell Growth Fund
First $800 million                        0.80%
Over $800 million                         0.60%

                             Montag & Caldwell Balanced Fund
On all assets                             0.75%


Blairlogie Capital Management

Blairlogie Capital Management is the Adviser to Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund. The firm was founded in 1992 and is currently an indirect subsidiary of the Alleghany Corporation. As of December 31, 1999, Blairlogie managed approximately [$_____] in assets, primarily for institutional clients.

An investment management team makes the investment decisions for each Fund. James Smith leads the investment management team that manages each Fund. He has been Portfolio Manager of the Funds since inception in 1993, is Chief Investment Officer at Blairlogie. He has been with the firm since 1992 and is responsible for setting investment policy and determining asset allocation; he also manages the investment team. Mr. Smith holds a BSc in Economics from London University. He is an Associate of the Institute of Investment Management and Research and a Fellow of The Chartered Insurance Institute.


For providing investment advisory services, each Fund has agreed to pay Blairlogie an annual fee of 0.85%, payable monthly, based on the average daily net assets of each Fund.





                             Shareholder Information

Opening an Account

* Read this prospectus carefully.
* Determine how much you want to invest. The minimum initial investments for Class I shares of each Fund are as follows:
  * Montag & Caldwell Growth Fund:  $5 million
  * Alleghany/Blairlogie International Developed Fund:  $1 million
  * Alleghany/Blairlogie Emerging Markets Fund:  $1 million
  * Montag & Caldwell Balanced Fund:  $1 million
  * Alleghany/Chicago Trust Bond Fund:  $2 million
* Balances can be aggregated to meet the minimum investment requirements for the accounts of :
  * clients of a financial consultant
  * immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  * a corporation or other legal entity
* Initial minimum investment requirements may be waived:
  * for Trustees and employees of The Chicago Trust Company, Montag & Caldwell, Blairlogie Capital Management and their affiliated companies
  * with  a  "letter  of  intent"  -  this  letter   would   explain  how  the
    investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
* Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
* Make your initial investment using the following table as a guideline.


Buying Shares

                                       To open an account                    To add to an account ($50 minimum)
-------------------------------------- ------------------------------------- --------------------------------------
By Mail                                * Complete and sign your              * Complete the investment slip from one of your account
                                       application.                           statements and send with your check to our address
Alleghany Funds                                                               at the left.
P.O. Box 5164                          * Make your check payable to
Westborough, MA 01581                  Alleghany Funds and mail to us at
                                       the address at the left.
                                                                              * We accept checks, bank drafts, money orders,
                                       * We accept checks, bank drafts and    wires and ACH for purchases (see "Other Features on.
                                       money orders for purchases.  Checks    p. ___ ).  Checks must be drawn on U.S. banks. There
                                       must be drawn on U.S. banks to avoid   is a $20 charge for returned checks.
                                       any fees or delays in processing
                                       your check.                           * Give the following wire/ACH information to your bank:
                                                                                      Boston Safe Deposit & Trust
                                                                                           ABA #01-10-01234
                                                                                       For : Alleghany Funds
                                                                                             A/C 140414
                                                                                      FBO "Alleghany Fund Number"
                                                                                      "Your Account Number"

                                                                              * We do not accept third party checks, which are
                                                                              checks made payable to someone other than the Funds.
                                       * We do not accept third party
                                       checks, which are checks made
                                       payable to someone other than the
                                       Funds.

-------------------------------------- -------------------------------------- --------------------------------------
By Phone                               * Obtain a fund number and account      * You should have already completed the "Purchase,
                                       by calling Alleghany Funds at the number Exchange and Redemption Authorizations" section on
800 992-8151                           at the left.                             your account application that permits telephone
                                                                                instructions and establishes electronic funds
                                                                                transfers.  This allows Alleghany Funds to withdraw
                                                                                the amount of purchase from your bank account.  If
                                                                                you ahvenot provided this information, please call
                                                                                us at 800 992-8151.

                                                                                * You should complete the "Bank Account
                                       * Instruct your bank (who may charge      Information" on your account application.
                                       a fee) to wire or ACH the amount of
                                       your investment.                        * When you are ready to add to your account, call
                                                                               Alleghany Funds and tell the representative the fund
                                       * Give the following wire/ACH         name, account number, the name(s) in which the account
                                       information to your bank:              is registered and the purchase amount to be withdrawn
                                         Boston Safe Deposit & Trust          from your bank account for your additional investment.
                                               ABA #01-10-01234
                                              For: Alleghany Funds
                                                   A/C 140414
                                            FBO "Alleghany Fund Number"
                                              "Your Account Number"

                                       * Return your completed and signed
                                       application to:
                                                  Alleghany Funds
                                                   P.O. Box 5164
                                                Westborough, MA 01581
-------------------------------------- -------------------------------------- --------------------------------------
By Internet                             * Download the appropriate account   * You should have already completed the "Purchase,
                                          application(s) from our Web site.   Exchange and Redemption Authorizations" section on
www.AlleghanyFunds.com                                                          your account application that establishes electronic
                                        * Complete and sign the application(s). funds transfers.  This allows Alleghany Funds to
                                         Make your check payable to Alleghany   withdraw the amount of purchase from your bank
                                         Funds and mail to the address under    account.  If you have not provided this information,
                                         "By Mail" above.                       please call us at 800 992-8151.

                                                                              * Obtain a Personal Identification Number (PIN) from
                                                                              Alleghany Funds for use on Alleghany Funds' Web site
                                                                              if you have not already done so.  To obtain a PIN,
                                                                              please call us at 800 992-8151.

                                                                              * When you are ready to add to your account, access
                                                                              your account through the Alleghany Funds' Web site and
                                                                              enter your purchase instructions in the highly secure
                                                                              area for shareholders only.
-------------------------------------- -------------------------------------- --------------------------------------


Exchanging Shares

After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another within the same class of shares. All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800-922-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The  Funds  reserve  the right to  limit,  impose  charges  upon,  terminate  or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareholders.





Selling/Redeeming Shares

     Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

                                       Designed for...                       To sell some or all of your shares...
-------------------------------------- ------------------------------------- --------------------------------------
By Mail                                * Accounts of any type                * Write and sign a letter of instruction indicating
                                                                             the fund name, fund number, your account number,
Alleghany Funds                        * Sales or redemptions of any size    the name(s) in which the account is registered and the
P.O. Box 5614                                                                dollar value or number of shares you wish to sell.
Westborough, MA  01581
                                                                             * Include all signatures and any
                                                                             additional documents that may be
                                                                             required. (See "Selling Shares in Writing.")

                                                                             * Mail to us at the address at the left.

                                                                             * A check will be mailed to the name(s) and address
                                                                             in which the account is registered.  If you would like
                                                                             the check mailed to a different address, you must write
                                                                             a letter of instruction and have it signature
                                                                             guaranteed.

                                                                             * Proceeds may also be sent by wire or ACH (see "Other
                                                                              Features" on p. ___ ).

-------------------------------------- ------------------------------------- --------------------------------------
By Phone                               * Non-retirement accounts             * For automated service 24 hours
                                                                             day using your touch-tone phone, call us at the number
800 992-8151                           * Sales of up to $50,000 (for         at the left.
                                       accounts with telephone account
                                       privileges)                           * To place your request with a Shareholder Service
                                                                             Representative, call between 9 am and 7 pm ET, Monday
                                                                             - Friday.

                                                                             * A check will be mailed to the name(s) and address
                                                                             in which the account is registered.  If you would like
                                                                             the check mailed to a different address, you must write
                                                                             a letter of instruction and have it signature
                                                                             guaranteed.

                                                                             * Proceeds may also be sent by wire or ACH (see "Other
                                                                              Features" on p. ___ ).

                                                                             * The Funds reserve the right to refuse any telephone
                                                                             sales request and may modify the procedures at any
                                                                             time. The Funds make reasonable attempts to verify that
                                                                             telephone instructions are genuine, but you are
                                                                             responsible for any loss that you may bear from
                                                                             telephone requests.

-------------------------------------- ------------------------------------- --------------------------------------
By Internet                            * Non-retirement accounts            * You should have already completed the "Purchase,
                                                                            Exchange and Redemption Authorizations" section
                                                                            on your account application that establishes electronic
www.AlleghanyFunds.com                                                      funds transfers.  This allows Alleghany Funds to
                                                                            deposit the amount of your redemption into your bank
                                                                            account.  If you have not provided this information,
                                                                            please call us at 800 992-8151.

                                                                            * Obtain a Personal Identification Number (PIN) from
                                                                              Alleghany Funds (800 992-8151) for use on Alleghany
                                                                              Funds' Web site if you have not already done so.

                                                                            * When you are ready to redeem a portion of your
                                                                            account, access your account through the Alleghany
                                                                            Funds' Web site and enter your redemption instructions
                                                                            in the highly secure area for shareholders only.  A
                                                                            check for the proceeds will be mailed to you at the
                                                                            address of record.

                                                                            * Proceeds may also be sent by wire or ACH (see "Other
                                                                             Features" on p. ___).
-------------------------------------- ------------------------------------- --------------------------------------





     Selling Shares in Writing
     In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if:
     * your address of record has change within the past 30 days
     * you are selling more than $50,000 worth of shares (except for Montag & Caldwell Growth Fund)
     * you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a signature guarantee on written redemption requests for more than $50,000. You can obtain a signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. A notary public stamp or seal cannot be substituted for a signature guarantee.


         Seller                                             Requirements for Written Requests
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of individual, joint, sole                  * Letter of instruction
         proprietorship, UGMA/UTMA, or general partner      * On the letter, the signatures and titles of all persons
         accounts                                           authorized to sign for the account, exactly as the account is registered
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of corporate or association accounts        * Letter of instruction
                                                            * Corporate resolution certified within the past 12 months
                                                            * On the letter, the signatures and titles of all persons
                                                            authorized to sign for the account, exactly as the account is registered
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Owners or trustees of trust accounts               * Letter of instruction
                                                            * On the letter, the signature   of   the trustee(s)
                                                            trustee(s)
                                                            * If the names of all trustees are not registered on the account, a copy of the  trust  document certified within the past 12 months
                                                            * Signature guarantee, if  applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Joint tenancy shareholders whose co-tenants are    * Letter of instruction signed by the surviving tenant
         deceased                                           * Copy of death certificate
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Executors of shareholder estates                   * Letter of instruction signed by executor
                                                            * Copy of order appointing executor
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Administrators, conservators, guardians and        * Call 800 992-8151 for instructions
         other sellers or account types not listed above
         -------------------------------------------------- ----------------------------------------------------------------
         IRA accounts                                       * IRA distribution request form completed and signed.
                                                            Call 800-922-8151 for a form.
         -------------------------------------------------- ----------------------------------------------------------------


Other Features. The following other features are available to buy and sell shares of the Funds.

Wire. To purchase and sell shares via the Federal Reserve Wire System.
* You must authorize Alleghany Funds to honor wire instructions before using it. Complete the "Purchase, Exchange and Redemption" section on the application when opening your account, or call 800 992-8151 to add the feature after your account is opened.
  Call 800 992-8151 before your first use to verify that this feature is set up on your account.
* To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
* Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

Automated Clearing House (ACH).  To transfer money between your bank account and your Alleghany Funds account(s).
* You must authorize Alleghany Funds to honor ACH instructions before using it. Complete the "Purchase, Exchange and Redemption" section on the application when opening your account, or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
* Most transfers are complete within three business days of your call.
* There is no fee for this transaction.



Redemptions in Kind
The Funds have elected, under Rule 18f-1 of the 1940 Act, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

Transaction Policies

Calculating Share Price
When you buy, exchange or sell shares, the net asset value is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If market quotations are not available, securities are valued at fair value as determined by the Board of Trustees.
Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and approved in good faith by the Board of Trustees.

Execution of Requests
Each Fund is open on each  business day that the NYSE is open for  trading.  The
NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Alleghany Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Alleghany Funds. Alleghany Funds reserve the right to reject any purchase order and to suspend the offering of fund shares. The Funds also reserve the right to change the initial and additional investment minimums or to waive these minimums for any investor. Alleghany Funds reserves the right to delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

Short-Term Trading
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

Account Policies and Dividends

Account   Statements  In  general,   you  will  receive  quarterly  account
statements. In addition, you will also receive account statements:
* after every transaction that affects your account balance (except for dividend reinvestments or automatic investment plans)
* after any change of name or address of the  registered owner(s)


Dividends
The following table shows the Funds' distribution schedule.

                              Distribution Schedule


   Fund                                       Dividends                   Capital Gains Distribution
   Montag & Caldwell Growth Fund
                                              *  Declared and paid        * Generally distributed at least once a year
   Montag & Caldwell Balanced Fund            quarterly                   in December

   Alleghany/Blairlogie International
   Developed Fund                             *  Declared and paid        * Generally distributed at least once a year
                                              annually                    in December
   Alleghany/Blairlogie Emerging Markets Fund

   Alleghany/Chicago Trust Bond Fund          *  Declared and paid        * Generally distributed at least once a year
                                              monthly                     in December

Dividend Reinvestments
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

Additional Services

Automatic Investment Plan
After meeting the standard minimum initial investment of the Fund, the Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Alleghany Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
* Write and sign a letter of instruction including the fund name, fund number, your account number, the name(s) in which the account is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
* Include a voided check.
* Mail to:
     Alleghany Funds
     P.O. Box 5164
     Westborough, MA  01581

Alleghany Funds Web Site
Our Web site is highly secure to prevent unauthorized access to your account information. To access your account, you must provide verification by providing your Social Security Number (or Tax Identification Number) and your Personal Identification Number (PIN). To obtain a PIN, please call 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN. The temporary PIN will allow you to log on to the Account Access area of our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you.

By logging into our Web site with your Social Security Number and PIN, you can look up your current share balances and their current value, exchange or transfer assets between your accounts within our fund family, and redeem shares from your account and have your proceeds mailed to you by check.

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must make arrangements for electronic funds transfer using Automated Clearing House (ACH) procedures. This requires that you have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts.

Portfolio Transactions and Brokerage Commissions
Alleghany Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when Alleghany Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, Alleghany Funds considers a broker-dealer's reliability, the quality of its execution services, its past sales of a Funds shares and its financial condition.



                       Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in Alleghany Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the SAI.

* The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

* The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

*Distributions of any net investment income are taxable to you as ordinary income.

* Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income, regardless of how long you may have held shares of a fund.

* When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

* Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.






                              Financial Highlights

These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For all funds for the fiscal year ended October 31, 1999 (for Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund, the period May 1, 1999 through October 31, 1999), this information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information
(SAI), which is available upon request. For Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund, information prior to May 1, 1999 has been audited by PricewaterhouseCoopers LLP.

Class I of Alleghany/Chicago Trust Bond Fund had not commenced operations as of November 30, 1999.

Montag & Caldwell Growth Fund

                                                             Year Ended        Year Ended         Year Ended        Period Ended
                                                              10/31/99          10/31/98           10/31/97          10/31/96*
                                                          ----------------- ------------------ ----------------- -------------------

Net Asset Value, Beginning of Period                            $26.65            $22.75             $17.08             $15.59
     Income from Investment Operations
     Net investment income (loss)                                                   0.01               0.00               0.02
     Net realized and unrealized gain on investments                                4.10               5.81               1.49
     Total from investment operations                                               4.11               5.81               1.51
     Less Distributions
     Distributions from and in excess of net investment                             0.00               0.00              (0.02)
     income
     Distributions from net realized gain on investments                           (0.21)             (0.14)              0.00
     Total distributions                                                           (0.21)             (0.14)             (0.02)
Net increase in net asset value                                                     3.90               5.67               1.49
Net Asset Value, End of Period                                                    $26.65             $22.75             $17.08

Total Return                                                                       18.24%             34.26%              9.67%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                                              $738,423           $268,861            $52,407
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser (1)                                0.85%              0.93%              0.98%
     After reimbursement of expenses by Adviser (1)                                 0.85%              0.93%              0.98%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Adviser (1)                                0.05%             (0.07)%             0.17%
     After reimbursement of expenses by Adviser (1)                                 0.05%             (0.06)%             0.17%
Portfolio Turnover (1)                                                             29.81%             18.65%             26.36%

* Montag & Caldwell Growth Fund Class I shares commenced operations on June 28, 1996.
(1)      Annualized






Alleghany/Blairlogie International Developed Fund

                                                       For the    For the
                                                       Period     Period      Year        Year       Year        Year       Year
                                                      5/1/99 -    1/1/99 -    Ended       Ended      Ended       Ended      Ended
                                                      10/31/99     4/30/99*    12/31/98   12/31/97    12/31/96   12/31/95   12/31/94

Net Asset  Value,  Beginning  of Period
Income from  Investment  Operations
Net investment income
Net realized and unrealized gain (loss) on investments
   Total from investment operations
   Less Distributions
   Distributions  from and in
    excess  of net  investment  income
   Net  increase (decrease) in net asset value
Net Asset Value, End of Period

Total Return

Ratios/Supplemental  Data
 Net Assets, End of Period (in 000's)
 Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Portfolio Turnover (1)

* Blairlogie Capital Management became an indirect subsidiary of Alleghany Corporation on ____________, 1999.
 (1) Annualized

Alleghany/Blairlogie Emerging Markets Fund

                                                       For the    For the
                                                       Period     Period      Year        Year       Year        Year       Year
                                                      5/1/99 -    1/1/99 -    Ended       Ended      Ended       Ended      Ended
                                                      10/31/99    4/30/99*    12/31/98   12/31/97    12/31/96   12/31/95   12/31/94


Net Asset  Value,  Beginning  of Period
Income from  Investment  Operations
Net investment income
Net realized and unrealized gain (loss) on investments
   Total from investment operations
   Less Distributions
   Distributions from and in excess of net
investment income
Net increase (decrease) in net asset value
Net Asset Value, End of Period

Total Return

Ratios/Supplemental  Data
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Ratio of net investment income to average net assets:
   Before reimbursement of expenses by Adviser (1)
   After reimbursement of expenses by Adviser (1)
Portfolio Turnover (1)

* Blairlogie Capital Management became an indirect subsidiary of Alleghany Corporation on ____________, 1999.
 (1) Annualized





Montag & Caldwell Balanced Fund

                                                            Period
                                                            Ended 10/31/99*
                                                          -----------------

Net Asset Value, Beginning of Period                           $18.36
     Income from Investment Operations
     Net investment income
     Net realized  and  unrealized  gain on  investments
    Total from  investment  operations
  Less  Distributions
 Distributions  from and in  excess  of net
     investment income
 Distributions from net realized gain on investments
 Total distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return (1)

Ratios/Supplemental  Data
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser (2)
     After reimbursement of expenses by Adviser (2)
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Adviser (2)
     After reimbursement of expenses by Adviser (2)
Portfolio Turnover (1)

* Montag & Caldwell Balanced Fund Class I shares commenced operations on December 31, 1998.
(1)  Not annualized
(2)  Annualized



(Outside Back Cover)

General Information

If you wish to know more about Alleghany Funds, you will find additional information in the following documents:

Shareholder Reports
You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI, which is incorporated into this prospectus by reference and dated February __, 2000, is available to you without charge. It contains more detailed information about the Funds.

How to Obtain Reports

         Contacting Alleghany Funds
         You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

                    Address:                           Alleghany Funds
                                                       P.O. Box 5164
                                                       Westborough, MA  01581

                    Shareholder Services:              800 992-8151

                    Investment Adviser Services:       800 597-9704

                    Web site:                          www.AlleghanyFunds.com


         Obtaining Information from the SEC
         You can visit the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington D.C. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-6009. To find out more about the Public Reference Room, you can call the SEC at 1-800-SEC-0330.





Investment Company Act File Number: 811-8004





                                ALLEGHANY FUNDS


                         Montag & Caldwell Balanced Fund

                                   Prospectus


                                 Class I Shares

                             February ___, 2000


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.







                                Table of Contents

[SIDEBAR: Thank you for your interest in Alleghany Funds. Alleghany Funds offer investors a variety of investment opportunities. This prospectus pertains only to Class I shares of Montag & Caldwell Balanced Fund, a member of the Alleghany Funds Family.]

[SIDEBAR: For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.] Page

Fund Summary
     Investment Objective, Principal Investment Strategies and Risks Expense Information
Investment Terms
More About the Fund
     Other Investment Strategies
     Additional Risks
Management of the Fund
Shareholder Information
     Opening an Account - Buying Shares
     Exchanging Shares
     Selling/Redeeming Shares
     Transaction Policies
     Account Policies and Dividends
     Automatic Investment Plan
     Alleghany Funds Web Site
     Portfolio Transactions and Brokerage Commissions
Dividends, Distributions and Taxes
Financial Highlights
General Information



Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).






Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have:
* a strong history of earnings growth
* attractive prices relative to the company's potential for above average long-term earnings and revenue growth
* strong balance sheets
* a sustainable competitive  advantage
* the potential to become (or currently are) industry leaders
* the potential to outperform the market during downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by adjusting the portfolio duration and sector weightings. The portfolio manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index.
Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
* U.S. Government  securities
* corporate bonds
* mortgage/asset-backed   securities
* money  market   securities  and  repurchase agreements

Principal Risks of Investing in the Fund

Market risk: The Fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, the Fund's performance may suffer.

Manager risk: If the Fund manager makes errors in security selection, the Fund may underperform the stock or bond market or its peers. Also, the Fund could fail to meet its investment objective.

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.



Fund Performance

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return


1999

      %


Best quarter:                  Worst quarter:

The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of 40% Lehman Brothers Government Corporate Index/60% S&P 500 Index and the Lipper Balanced Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1999)

                                                1 year       Since Inception 1

Montag & Caldwell Balanced Fund
40% Lehman Brothers Government Corporate
    Index/60% S&P 500 Index
Lipper Balanced Fund Index



1 Fund's inception: December 31, 1998



                               Expense Information

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

Shareholder Fees
As a benefit of investing with the Fund, you do not incur any sales loads, redemption fees or exchange fees.

Annual Fund Operating Expenses*
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

            Management Fees                0.75%
            Other Expenses                 0.20
                                           ---------
            Expense Ratio                  0.95%

      (*) The Fund offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class I are not subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus.

Example
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same and includes only contractual fee waivers and reimbursements. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

   1 year          3 years                  5 years                 10 years

   $               $                        $                       $






                                Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Asset-backed securities. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

Bottom-up investing. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Corporate bonds.  Fixed income securities issued by corporations.

Diversification. The practice of investing in a broad range of securities to reduce risk.

Duration. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest changes. The higher the duration number, the greater the risk and reward potential of the bond.

Equity securities. Equity securities include common stocks and preferred stocks and other securities convertible into common stock.

Expense ratio. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

Fixed income securities. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

Investment objective. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Lehman Brothers Government Corporate Index. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

Management fee. The amount that a mutual fund pays to the investment adviser for its services.

Money market securities. Short-term fixed income securities of federal and local governments, banks and corporations.

Mortgage-backed securities. Securities backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.

Mutual fund. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

Net asset value.  The per share value of a mutual fund, found by subtracting the
fund's   liabilities   from  its  assets  and  dividing  the  number  of  shares
outstanding. Mutual funds calculate their NAVs at least once a day.

No-load fund. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Repurchase agreements (repos). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

Risk/reward trade-off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Standard & Poor's (S&P) 500 Index. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

Total return. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

U.S. Government securities. Fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

Yield. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.






                               More About the Fund

Other Investment Strategies

In addition to the primary investment strategies described in the Fund summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks.

ADRs/EDRs
 The Fund may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The Fund has no intention of investing in unsponsored ADRs or EDRs.

Collateralized Mortgage Obligations (CMOs)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Convertible Securities
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Derivatives
Up to 20% of the Fund's assets can be invested in derivatives. Derivatives are used to enhance investment return or limit risk in a portfolio and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that the Fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative.

Preferred Stocks
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Rule 144A Securities
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

Additional Risks

Defensive Strategy Risk
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, it could reduce the benefit from any market upswings.

Year 2000
Like other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its Adviser and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." While Year 2000 problems could have a negative effect on the Fund, Alleghany Funds is working to avoid such problems and to obtain assurance from its service providers that they are taking similar steps. The Year 2000 Problem could also affect the companies in which the Fund invests.

More  information  about  other  investment   strategies  and  additional  risks
associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).



                             Management of the Fund

The Adviser
The Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by the Fund for its services. The accompanying information highlights the Fund and its lead portfolio manager and investment experience.

Montag & Caldwell, Inc. Montag & Caldwell, Inc. is the Adviser to the Fund. The firm was founded in 1945 and is an indirect wholly owned subsidiary of Alleghany Corporation. As of December 31, 1999, Montag & Caldwell managed over [$__ ] billion in assets.

For providing investment advisory services, the Fund has agreed to pay Montag & Caldwell an annual fee of 0.75%, payable monthly, based on the average daily net assets of the Fund.

Investment management teams at Montag & Caldwell make the investment decisions for the Fund. Ronald E. Canakaris leads the investment management team that manages the Fund. He has been Portfolio Manager of the Fund since its inception in 1998, and is President and Chief Investment Officer of Montag & Caldwell. He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a BS and BA from the University of Florida. Mr. Canakaris is a Chartered Investment Counselor and a Chartered Financial Analyst.






                             Shareholder Information

Opening an Account

* Read this prospectus carefully.
* Determine how much you want to invest. The minimum initial investment for Class I shares of the Fund is $1 million. Balances can be aggregated to meet the minimum investment requirements for the accounts of :
   * clients of a financial consultant
   * immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
   * a corporation or other legal entity
* Initial minimum investment requirements may be waived:
   * for Trustees and employees of Montag & Caldwell and their affiliated companies
   * with a  "letter  of  intent"  - this  letter  would  explain  how  the
    investor/financial    consultant   would   purchase   shares   over   a
    Board-approved specified period of time to meet the minimum investment requirement
* Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
* Make your initial investment using the following table as a guideline.

Buying Shares

                                       To open an account                     To add to an account ($50 minimum)
-------------------------------------- -------------------------------------- --------------------------------------
By Mail                                * Complete and sign your               * Complete the investment slip from your account
                                       application.                           statemens and send with your check to our address
Alleghany Funds                                                               at the left.
P.O. Box 5164                          * Make your check payable to
Westborough, MA 01581                  Alleghany Funds and mail to us at
                                       the address at the left.
                                                                              * We accept checks, bank drafts, money orders,
                                       * We accept checks, bank drafts and    wires and ACH for purchases (see "Other Features on.
                                       money orders for purchases.  Checks    p. ___ ).  Checks must be drawn on U.S. banks. There
                                       must be drawn on U.S. banks to avoid   is a $20 charge for returned checks.
                                       any fees or delays in processing
                                       your check.                           * Give the following wire/ACH information to your bank:
                                                                                      Boston Safe Deposit & Trust
                                                                                           ABA #01-10-01234
                                                                                       For : Alleghany Funds
                                                                                             A/C 140414
                                                                                      FBO "Alleghany Fund Number"
                                                                                      "Your Account Number"

                                                                              * We do not accept third party checks, which are
                                                                              checks made payable to someone other than the Funds.
                                       * We do not accept third party
                                       checks, which are checks made
                                       payable to someone other than the
                                       Funds.

-------------------------------------- -------------------------------------- --------------------------------------
By Phone                               * Obtain a fund number and account      * You have already completed the "Purchase, Exchange
                                       by calling Alleghany Funds at the number  and Redemption Authorizations" section on your
800 992-8151                           at the left.                             account application that permits telephone transfers
                                                                                and establishes electronic funds transfers.  This
                                                                                allows Alleghany Funds to withdraw the amount of
                                                                                purchase from your bank account.  If you have not
                                                                                provided this information, plase call us at
                                                                                800 992-8151.

                                       * Instruct your bank (who may charge
                                       a fee) to wire or ACH the amount of
                                       your investment.                       * When you are ready to add to your account, call
                                                                             Alleghany Funds and tell the representative the fund
                                       * Give the following wire/ACH         name, account number, the name(s) in which the account
                                       information to your bank:             is registered and the purhcase amount to be withdrawn
                                         Boston Safe Deposit & Trust         from your bank account for your additional investment.
                                               ABA #01-10-01234
                                              For: Alleghany Funds
                                                   A/C 140414
                                            FBO "Alleghany Fund Number"
                                              "Your Account Number"

                                       * Return your completed and signed
                                       application to:
                                                  Alleghany Funds
                                                   P.O. Box 5164
                                                Westborough, MA 01581
-------------------------------------- -------------------------------------- --------------------------------------
By Internet                             * Download the appropriate account   * You should have already completed the "Purchase,
                                          application(s) from our Web site.    Exchange and Redemption Authorizations" section on
www.AlleghanyFunds.com                                                         your account application that establishes electronic
                                        * Complete and sign the application(s). funds transfers.  This allows Allegahny Funds to
                                         Make your check payable to Alleghany   withdraw the amount of purchase from your bank
                                         Funds and mail to the address under    account.  If you have not provided this information,
                                         "By Mail" above.                       please call us at 800 992-8151.

                                                                             * Obtain a Personal Identification Number (PIN) from
                                                                              Alleghany Funds for use on Alleghany Funds' Web site
                                                                              if you have not already done so.  To obtain a PIN,
                                                                              please call us at 800 992-8151.

                                                                              * When you are ready to add to your account, access
                                                                              your account through the Alleghany Funds' Web site and
                                                                              enter your purchase instructions in the highly secure
                                                                              area for shareholders only.
-------------------------------------- -------------------------------------- --------------------------------------



Exchanging Shares

After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another within the same class of shares. All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800-922-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The  Funds  reserve  the right to  limit,  impose  charges  upon,  terminate  or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareholders.





Selling/Redeeming Shares

     Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

                                       Designed for...                       To sell some or all of your shares...
-------------------------------------- ------------------------------------- --------------------------------------
By Mail                                * Accounts of any type                * Write and sign a letter of instruction indicating
                                                                             the fund name, fund number, your account number,
Alleghany Funds                        * Sales or redemptions of any size    the name(s) in which the account is registered and the
P.O. Box 5614                                                                dollar value or number of shares you wish to sell.
Westborough, MA  01581
                                                                             * Include all signatures and any
                                                                             additional documents that may be
                                                                             required. (See "Selling Shares in Writing.")

                                                                             * Mail to us at the address at the left.

                                                                             * A check will be mailed to the name(s) and address
                                                                             in which the account is registered.  If you would like
                                                                             the check mailed to a different address, you must write
                                                                             a letter of instruction and have it signature
                                                                             guaranteed.

                                                                             * Proceeds may also be sent by wire or ACH (see "Other
                                                                              Features" on p. ___ ).

-------------------------------------- ------------------------------------- --------------------------------------
By Phone                               * Non-retirement accounts             * For automated service 24 hours
                                                                             day using your touch-tone phone, call us at the number
800 992-8151                           * Sales of up to $50,000 (for         at the left.
                                       accounts with telephone account
                                       privileges)                           * To place your request with a Shareholder Service
                                                                             Representative, call between 9 am and 7 pm ET, Monday
                                                                             - Friday.

                                                                             * A check will be mailed to the name(s) and address
                                                                             in which the account is registered.  If you would like
                                                                             the check mailed to a different address, you must write
                                                                             a letter of instruction and have it signature
                                                                             guaranteed.

                                                                             * Proceeds may also be sent by wire or ACH (see "Other
                                                                              Features" on p. ___ ).

                                                                             * The Funds reserve the right to refuse any telephone
                                                                             sales request and may modify the procedures at any
                                                                             time. The Funds make reasonable attempts to verify that
                                                                             telephone instructions are genuine, but you are
                                                                             responsible for any loss that you may bear from
                                                                             telephone requests.

-------------------------------------- ------------------------------------- --------------------------------------
By Internet                            * Non-retirement accounts            * You should have already completed the "Purchase,
                                                                            Exchange and Redemption Authorizations" section
                                                                            on your account application that establishes electronic
www.AlleghanyFunds.com                                                      funds transfers.  This allows Alleghany Funds to
                                                                            deposit the amount of your redemption into your bank
                                                                            account.  If you have not provided this information,
                                                                            please call us at 800 992-8151.

                                                                            * Obtain a Personal Identification Number (PIN) from
                                                                              Alleghany Funds (800 992-8151) for use on Alleghany
                                                                              Funds' Web site if you have not already done so.

                                                                            * When you are ready to redeem a portion of your
                                                                            account, access your account through the Alleghany
                                                                            Funds' Web site and enter your redemption instructions
                                                                            in the highly secure area for shareholders only.  A
                                                                            check for the proceeds will be mailed to you at the
                                                                            address of record.

                                                                            * Proceeds may also be sent by wire or ACH (see "Other
                                                                             Features" on p. ___).
-------------------------------------- ------------------------------------- --------------------------------------





     Selling Shares in Writing
     In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if:
     * your address of record has change within the past 30 days
     * you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a signature guarantee on written redemption requests for more than $50,000. You can obtain a signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. A notary public stamp or seal cannot be substituted for a signature guarantee.


         -------------------------------------------------- ----------------------------------------------------------------
         Seller                                             Requirements for Written Requests
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of individual, joint, sole                  * Letter of instruction
         proprietorship, UGMA/UTMA, or general partner      * On the letter, the signatures and titles of all persons
         accounts                                           authorized to sign for the account, exactly as the account is registered
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of corporate or association accounts        * Letter of instruction
                                                            * Corporate resolution certified within the past 12 months
                                                            * On the letter, the signatures and titles of all persons
                                                            authorized to sign for the account, exactly as the account is registered
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Owners or trustees of trust accounts               * Letter of instruction
                                                            * On the letter, the signature   of   the trustee(s)
                                                            trustee(s)
* If the names of all trustees are not registered on the account, a copy of the  trust  document certified within the past 12 months
                                                            * Signature guarantee, if  applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Joint tenancy shareholders whose co-tenants are    * Letter of instruction signed by the surviving tenant
         deceased                                           * Copy of death certificate
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Executors of shareholder estates                   * Letter of instruction signed by executor
                                                            * Copy of order appointing executor
                                                            * Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         Administrators, conservators, guardians and        * Call 800 992-8151 for instructions
         other sellers or account types not listed above
         -------------------------------------------------- ----------------------------------------------------------------
         IRA accounts                                       * IRA distribution request form completed and signed.
                                                            Call 800-922-8151 for a form.
         -------------------------------------------------- ----------------------------------------------------------------


Other Features. The following other features are available to buy and sell shares of the Funds.

Wire. To purchase and sell shares via the Federal Reserve Wire System.
* You must authorize Alleghany Funds to honor wire instructions before using it. Complete the "Purchase, Exchange and Redemption" on the application when opening your account, or call 800 992-8151 to add the feature after your account is opened.
  Call 800 992-8151 before your first use to verify that this feature is set up on your account.
* To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
* Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

Automated Clearing House (ACH).  To transfer money between your bank account and your Alleghany Funds account(s).
* You must authorize Alleghany Funds to honor ACH instructions before using it. Complete the "Purchase, Exchange and Redemption" on the application when opening your account,
  or call 800 992-8151 to add the feature after your account is opened. Call
  800 992-8151 before your first use to verify that this feature is set up on your account.
* Most transfers are complete within three business days of your call.
* There is no fee for this transaction.


Redemptions in Kind

The Fund has elected, under Rule 18f-1 of the 1940 Act, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

Transaction Policies

Calculating Share Price
When you buy, exchange or sell shares, the net asset value is used to price your purchase or sale. The NAV for the Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If market quotations are not available, securities are valued at fair value as determined by the Board of Trustees.

Execution of Requests
The Fund is open on each  business  day that the NYSE is open for  trading.  The
NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of the Fund can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from the Fund. The Fund reserves the right to reject any purchase order and to suspend the offering of fund shares. The Fund also reserves the right to change the initial and additional investment minimums or to waive these minimums for any investor. The Fund reserves the right to delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

Short-Term Trading
The Fund is not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Fund reserves the right to refuse any purchase or exchange order that could adversely affect the Fund or its operations. The Fund also reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

Account Policies and Dividends

Account   Statements
In  general,   you  will  receive  quarterly  account
statements. In addition, you will also receive account statements:
* after every transaction that affects your account balance (except for dividend reinvestments or automatic investment plans)
* after any change of name or address of the  registered owner(s)

Dividends
Dividends for the Fund are declared and paid quarterly, while capital gains distributions are generally distributed at least once a year in December.

Dividend Reinvestments
Many investors have their dividends reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend record date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

Additional Services

Automatic Investment Plan
After meeting the standard minimum initial investment of the Fund, the Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Alleghany Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
* Write and sign a letter  of  instruction  including  the fund  name,  fund
  number,   your  account  number,  the  name(s)  in  which  the  account  is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
* Include a voided check.
* Mail to:
     Alleghany Funds
     P.O. Box 5164
     Westborough, MA  01581


Alleghany Funds Web Site
Our Web site is highly secure to prevent unauthorized access to your account information. To access your account, you must provide verification by providing your Social Security Number (or Tax Identification Number) and your Personal Identification Number (PIN). To obtain a PIN, please call 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN. The temporary PIN will allow you to log on to the Account Access area of our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you.

By logging into our Web site with your Social Security Number and PIN, you can look up your current share balances and their current value, exchange or transfer assets between your accounts within our fund family, and redeem shares from your account and have your proceeds mailed to you by check.

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must make arrangements for electronic funds transfer using Automated Clearing House (ACH) procedures. This requires that you have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts.

Portfolio Transactions and Brokerage Commissions
The Fund attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when the Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Fund considers a broker-dealer's reliability, the quality of its execution services, its past sales of a Funds shares and its financial condition.


                       Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in the Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information (SAI).

* The Fund pays dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

* The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

*Distributions of any net investment income are taxable to you as ordinary income.

* Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income, regardless of how long you may have held shares of a fund.

* When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

* The Fund is obligated by law to withhold 31% of its distributions if you do not provide complete and correct taxpayer identification information.







                              Financial Highlights

The financial highlights table is to help you understand the Fund's financial performance since it began operations on December 31, 1998 to the end of the most recent fiscal period. The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.



                                                                  Period
                                                                Ended 10/31/99*


Net Asset Value, Beginning of Period                                $18.36
     Income from Investment Operations
     Net investment income                                            0.
     Net realized and unrealized gain on investments                  0.
     Total from investment operations                                 0.
     Less Distributions
     Distributions from and in excess of net investment                (0.)
     income
     Distributions from net realized gain on investments                -----
     Total distributions                                               (0.)
Net increase in net asset value                                         0.
Net Asset Value, End of Period                                         $

Total Return (1)                                                       %

Ratios/Supplemental Data
Net Assets, End of Period (in 000's) $ Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser (2)                    0.%
     After reimbursement of expenses by Adviser (2)                     0.%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Adviser (2)                      %
     After reimbursement of expenses by Adviser (2)                       %
Portfolio Turnover (1)                                                    %

*    The Fund's Class I shares commenced operations on December 31, 1998.
(1)     Not annualized
(2)     Annualized





(Outside Back Cover)

General Information

If you wish to know more about the Fund, you will find additional information in the following documents:

Shareholder Reports
You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI, which is incorporated into this prospectus by reference and dated February ___, 2000, is available to you without charge. It contains more detailed information about the Fund.

How to Obtain Reports

         Contacting Alleghany Funds
         You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:

           Address:                           Alleghany Funds
                                              P.O. Box 5164
                                              Westborough, MA  01581

           Shareholder Services:              800 992-8151

           Investment Adviser Services:       800 597-9704

           Web site:                          www.AlleghanyFunds.com


Obtaining Information from the SEC

You can visit the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington, D.C. 20549-6009. To find out more about the Public Reference Room, you can call the SEC at 1-800-SEC-0330.





Investment Company Act File Number: 811-8004






                                 ALLEGHANY FUNDS

                     Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                  Alleghany/Chicago Trust Small Cap Value Fund
                    Alleghany/Veredus Aggressive Growth Fund
                Alleghany/Blairlogie International Developed Fund
                   Alleghany/Blairlogie Emerging Markets Fund
                    Alleghany/Montag & Caldwell Balanced Fund
                      Alleghany/Chicago Trust Balanced Fund
                        Alleghany/Chicago Trust Bond Fund
                    Alleghany/Chicago Trust Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                               February ___, 2000

         This Statement of Additional Information provides supplementary information pertaining to shares representing interests in ten investment portfolios of Alleghany Funds (the "Company"): Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund offers Class N shares for retail investors. Montag & Caldwell Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund also offer Class I shares for institutional investors.

         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with the Prospectus for the Funds dated February ___, 2000, the Prospectus for Montag & Caldwell Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund - Class I Shares, dated February ___, 2000 and the Prospectus for Montag & Caldwell Balanced Fund - Class I Shares, dated February ___, 2000 (each a "Prospectus"). No investment in any of the Funds should be made without first reading the appropriate Prospectus. You may obtain a Prospectus without charge from the Company at the address and telephone number below.

                              Alleghany Funds

                                P.O. Box 5164
                             Westborough, MA 01581
                                (800) 992-8151

                               Investment Advisers

CHICAGO TRUST COMPANY                      VEREDUS ASSET MANAGEMENT LLC
171 North Clark Street                     6900 Bowling Boulevard, Suite 250
Chicago, IL 60601-3294                     Louisville, KY 40207

MONTAG & CALDWELL, INC.                    BLAIRLOGIE CAPITAL MANAGEMENT
3343 Peachtree Road, NE, Suite 1100        4th Floor, 125 Princes Street
Atlanta, GA 30326-1450                     Edinburgh EH2 4AD, Scotland







                                TABLE OF CONTENTS


THE FUNDS
INVESTMENT POLICIES AND RISK CONSIDERATIONS
INVESTMENT RESTRICTIONS
TRUSTEES AND OFFICERS
PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
     Investment Advisory Agreements
     Sub-Investment Advisory Agreement
     The Administrator and Sub-Administrator
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
NET ASSET VALUE
DIVIDENDS
TAXES
PERFORMANCE INFORMATION
OTHER INFORMATION
APPENDIX A
APPENDIX B

 The Annual Report including Audited Financial Statements dated October 31, 1999
                    (Class N only unless otherwise indicated)

Alleghany/Montag & Caldwell Growth Fund - Class N and Class I
Alleghany/Chicago Trust  Growth &  Income  Fund
Alleghany/Chicago  Trust  Small  Cap  Value  Fund
Alleghany/Veredus  Aggressive  Growth Fund
Alleghany  /Blairlogie  International Developed Fund
Alleghany/Blairlogie  Emerging Markets Fund
Alleghany/Montag  & Caldwell  Balanced Fund - Class N and Class I
Alleghany/Chicago  Trust Balanced Fund
Alleghany/Chicago Trust Bond Fund
Alleghany/Chicago Trust Money Market Fund



No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. The Prospectus does not constitute an offering by the Company or the distributor in any jurisdiction in which such offering may not lawfully be made.





                                    THE FUNDS

         Alleghany Funds, 171 North Clark Street, Chicago, Illinois 60601-3294, is a no-load, open-end management investment company that currently offers ten series of shares of beneficial interest representing separate portfolios of investments: Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust
Growth & Income Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Money Market Fund. The Company was established as a Delaware business trust on September 10, 1993.

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following supplements the information contained in the Prospectus concerning the investment policies of the Funds. Except as otherwise stated below or in the Prospectus, all Funds may invest in the portfolio investments included in this section.

         The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

         Certain of the following investment instruments are generally considered "derivative" in nature and are so noted. While not a fundamental policy, each Fund that is permitted the use of such instruments will generally limit its aggregate holdings of such instruments to 20% or less of its total assets.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Company's Board of Trustees.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

MONEY MARKET INSTRUMENTS AND RELATED RISKS

         All Funds may invest in money market instruments, including bank obligations and commercial paper. Money market instruments in which the Funds may invest include, but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments, and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by Alleghany/Chicago Trust Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.

Variable- and Floating-Rate Instruments and Related Risks

         With respect to the variable- and floating-rate instruments that may be acquired by Alleghany/Chicago Trust Balanced Fund, Alleghany/Montag & Caldwell Balanced Fund, or Alleghany/Chicago Trust Bond Fund, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

         Because variable and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

Loan Participations

         All Funds may engage in loan participations ("LPs"). LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

Foreign Bankers' Acceptances

         All Funds may purchase foreign bankers' acceptances, although Alleghany/Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

Foreign Commercial Paper

         All Funds may purchase foreign commercial paper, although Alleghany/Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's, S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

Eurodollar Certificates of Deposit

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

Yankee Certificates of Deposit

         Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

Repurchase Agreements

         All Funds may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Repurchase agreements are considered, under the 1940 Act, to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Alleghany/Chicago Trust Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

Reverse Repurchase Agreements

         All Funds may enter into reverse repurchase agreements with banks and broker dealers. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

         BORROWING

         The Funds may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Funds may not mortgage, pledge, or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Funds may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.





ILLIQUID SECURITIES

         All Funds may invest up to 15% (10% in the case of Alleghany/Chicago Trust Money Market Fund) of their respective net assets in securities which are illiquid. Illiquid securities will generally include, but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

RULE 144A SECURITIES

         All Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Investment Adviser, under guidelines approved by the Company's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

         All Funds may seek additional income at times by lending their respective portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) a Fund may call the loan at any time with proper notice and receive the securities loaned, (3) a Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral, and (4) the aggregate market value of all securities loaned by a Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SECURITIES OF OTHER INVESTMENT COMPANIES

         All Funds may invest in securities issued by other investment companies which invest in securities in which the particular Fund is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         Each Fund intends to limit its investments in securities issued by other investment companies prescribed by the 1940 Act so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund as a whole.

SHORT-TERM TRADING

         All Funds may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.


ZERO COUPON BONDS

         All Funds except Alleghany/Montag & Caldwell Growth Fund and Alleghany/Chicago Trust Money Market Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

         Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of the Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

LOWER-GRADE DEBT SECURITIES AND RELATED RISKS

         Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Balanced Fund and Alleghany/Chicago Trust Bond Fund may invest in securities with high yields and high risks. Alleghany/Chicago Trust Growth & Income Fund may invest up to 10% of its assets in such securities. Alleghany/Chicago Trust Balanced Fund and Alleghany/Chicago Trust Bond Fund may each invest up to 20% of their respective assets in such securities.

         Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P, frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations; or similar events. Also, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         Medium- and low-grade bonds may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share. There can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. Further, the recent economic recession has resulted in default levels with respect to such securities in excess of historic averages.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties.

         Especially at such times, trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         Youth and Growth of Lower-Rated Securities Market - The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of the Funds which hold these securities.

         Sensitivity to Interest Rate and Economic Changes - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         Liquidity and Valuation - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         Credit Ratings - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Also, credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for the Funds. The Investment Adviser's or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

         Yields and Ratings - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.


DERIVATIVE INVESTMENTS

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, or a specific security, or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity, or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below, including risks and policies with respect thereto, are the types of securities in which certain Funds are permitted to invest which are considered by the Investment Adviser to be derivative in nature.

Options and Related Risks

All  Funds   except   Alleghany/Chicago   Trust   Small   Cap  Value   Fund  and
Alleghany/Chicago Trust Money Market Fund may buy put and call options and write covered call and secured put options.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         These Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities, in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         Purchasing Call Options - Each of these Funds may purchase call options to the extent that premiums paid by such Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         Covered Call Writing - Each of these Funds may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security that it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         Purchasing Put Options - Each of these Funds may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Each of these Funds may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Writing Put Options - Each of these Funds may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

         Foreign Currency Options - Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

Futures Contracts and Related Risks

         All  Funds  except,  Alleghany/Chicago  Trust  Small  Cap  Value  Fund,
Alleghany/Veredus Aggressive Growth Fund and Alleghany/Chicago Trust Money Market Fund may engage in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities, or will otherwise cover its position in accordance with applicable requirements of the SEC.

         The Funds may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium , which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium , which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which a Fund has written is exercised, the Fund may incur a loss, which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes, will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Company's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS AND RELATED RISKS

         All Funds except Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Chicago Trust Money Market Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery, or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery, or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         The Funds may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian will maintain in a segregated account: cash, or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

         Swap Agreements. Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

         Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The Swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

INTEREST RATE SWAPS AND RELATED RISKS

         Only Alleghany/Chicago Trust Balanced Fund and Alleghany/Chicago Trust Bond Fund, in order to help enhance the value of their respective portfolios or manage exposure to different types of investments, may enter into interest rate currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars" for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. Swaps involve the exchange between a Fund and another party of their respective rights to receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed-rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap, will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in a segregated account by the Company's custodian bank.

         Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

         A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating-rate payments.

         A Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's Custodian.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Adviser as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

ASSET-BACKED SECURITIES AND RELATED RISKS

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund and Alleghany/Chicago Trust Money Market Fund may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

MORTGAGE-BACKED  SECURITIES  AND MORTGAGE  PASS-THROUGH  SECURITIES  AND RELATED
RISKS

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund and Alleghany/Chicago Trust Money Market Fund may invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. These Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities that offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" herein.)

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC"), or FNMA ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less GNMA's, FHLMC's, or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"), MULTI-CLASS PASS-THROUGHS AND RELATED RISKS

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund and Alleghany/Chicago Trust Money Market Fund may also invest in certain debt obligations that are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly, or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These "caps," similar to the "caps" on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. These Funds will not invest in subordinated privately issued CMOs.

         Resets - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates; the three-month Treasury bill rate; the six-month Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-month, three-month, six-month or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         Caps and Floors - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

STRIPPED MORTGAGE SECURITIES AND RELATED RISKS

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund and Alleghany/Chicago Trust Money Market Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories-"Aaa" or "AAA" by Moody's or S&P, respectively.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed; accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. Government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

OTHER MORTGAGE-BACKED SECURITIES

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund and Alleghany/Chicago Trust Money Market Fund may invest in other mortgage-backed securities. The Investment Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

GENERAL RISKS OF MORTGAGE SECURITIES

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

FOREIGN SECURITIES

                  All Funds except Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Money Market Fund may invest in foreign securities. For country allocations, a company is considered to be located in the country: in which it is domiciled; in which it is primarily traded; from which it derives a significant portion of its revenues; or in which a significant portion of its goods or services are produced.

         Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may invest directly in foreign equity securities; U.S. dollar or foreign currency-denominated foreign corporate debt securities; foreign preferred securities; certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks; obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities represented by ADRs, EDRs, or GDRs. ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States and also trade in public or private markets in other countries.

         Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may invest in World Equity Benchmark Shares (WEBS) and Optimized Portfolios as Listed Securities (OPALS). These investments provide investors with access to global equity markets and are primarily used to facilitate asset allocation switches and to overcome difficulties in markets with structural peculiarities. WEBS are issued by Foreign Fund, Inc., an open-ended investment company registered under the 1940 Act, in a number of country-specific series. Each series is a diversified, country-specific index portfolio designed to track a specific Morgan Stanley Capital International (MSCI) country index. WEBS are listed on the American Stock Exchange in U.S. Dollars and the investment adviser is BZW Barclays Global Fund Advisors. Each series of OPALS is designed to track the performance of a given MSCI or local index. OPALS, which are securities offered through Morgan Stanley Capital, LLC., have a hybrid structure. They have debt characteristics (fixed redemption and semi-annual interest payments) but performance is equity driven. There are both industry-specific and country-specific OPALS. Globally, OPALS are available to gain exposure to developed and emerging markets. OPALS were established for qualifying U.S. investors and are not listed on any U.S. exchange. To qualify for purchase, U.S. investors must be (i) qualified institutional buyers (QIBs), (ii) qualified purchasers (QPs) and (iii) not subject to ERISA. QIB and QP status is generally conferred on those clients controlling over $100 million in assets.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include: political, social or economic instability in the country of the issuer; the difficulty of predicting international trade patterns; the possibility of the imposition of exchange controls; expropriation; limits on removal of currency or other assets; nationalization of assets; foreign withholding and income taxation; and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

         In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

         For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The above Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

         Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

         The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; higher rates of inflation; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

Special Risks of Investing in Russian and Other Eastern European Securities

         Alleghany/Blairlogie Emerging Markets Fund may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investment in
Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property in European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

         In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

         Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will strive to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

         Also, although a Russian public enterprise with more than 3500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Investment Advisor. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchases is deemed unsuitable, which may expose the Fund to potential loss on the investment.

         FOREIGN CURRENCIES

         Many of the international equity securities in which Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund invest will be traded in foreign currencies. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, each Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts of the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

         Each of these Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Advisor. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees in a segregated account to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

OTHER INVESTMENTS

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.



                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectus, each Fund may not:

(1) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

(2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

                    (3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

(4)      Make investments in securities for the purpose of exercising control;

                    (5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

(6) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

(8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

(10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus;

(12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor company or companies.





                              TRUSTEES AND OFFICERS

         Under Delaware law, the business and affairs of the Company are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Company is set forth below.

                                            POSITION                        PRINCIPAL OCCUPATION(S)
            NAME              AGE           WITH COMPANY                        FOR PAST FIVE YEARS

Stuart D. Bilton*             53      Chairman, Board of          Mr. Bilton is Chief Executive Officer of The
171 North Clark Street                Trustees (Chief Executive   Chicago Trust Company and President of Alleghany
Chicago, IL  60601                    Officer)                    Asset Management, Inc.  Previously, Mr. Bilton
                                                                  was an Executive Vice President of Chicago Title
                                                                  and Trust Company. He is a Director of Alleghany
                                                                  Asset Management Inc., Montag & Caldwell, Inc.,
                                                                  Veredus Asset Management Inc., Baldwin & Lyons,
                                                                  Inc. and the Boys and Girls Clubs of Chicago.

Leonard F. Amari              57      Trustee                     Mr. Amari is a Partner at the law offices of
734 North Wells Street                                            Amari & Locallo, a practice confined exclusively
Chicago, IL  60610                                                to the real estate tax assessment process.

Dorothea C. Gilliam*          46      Trustee**                   Ms. Gilliam is Vice President of Investments of
171 North Clark Street                                            the Alleghany Corporation, the parent company of
Chicago, IL  60601                                                Alleghany Asset Management, Inc.  Previously,
                                                                  she was an Assistant Vice President of Chicago
                                                                  Title and Trust Company and a former Trustee of
                                                                  the Company. She is a chartered Financial
                                                                  Analyst and a member of AIMR. She is a Director
                                                                  of Armco Inc.

Robert A. Kushner             63      Trustee**                   Mr. Kushner was a Vice President, Secretary and
30 Vernon Drive                                                   General Counsel at Cyclops Industries, Inc.
Pittsburgh, PA  15228                                             until his retirement in April 1992.  He is
                                                                  currently a Vice President, Board Member and
                                                                  Chairman of Investment Committee and Co-Chairman
                                                                  of Strategic Planning Committee of Pittsburgh
                                                                  Dance Council.

Gregory T. Mutz               53      Trustee                     Mr. Mutz is President and CEO of The UICI
125 South Wacker Drive                                            Companies and Chairman of the Board of Excell
Suite 3100                                                        Global Services.  He is also Chairman of the
Chicago, IL  60606                                                Board of AMLI Residential Properties Trust (a
                                                                  NYSE Multifamily REIT) and Chairman of the Board
                                                                  of AMLI Commercial Properties Trust LP, both
                                                                  successor companies to AMLI Realty Co., which he
                                                                  co-founded in 1980.

Robert B. Scherer             57      Trustee**                   Mr. Scherer is President of The Rockridge Group,
10010 Country Club Road                                           Ltd., which provides consulting services to the
Woodstock, IL  60098                                              title insurance industry.  Previously, he was a
                                                                  Senior  Vice President - Strategy Development at
                                                                  Chicago  Title  and Trust
                                                                  Company  prior to October 1994.

Nathan Shapiro                63      Trustee                     Mr. Shapiro is the President of SF Investments,
1700 Ridge                                                        Inc., a broker/dealer and investment banking
Highland Park, IL  60035                                          firm.  He is President of New Horizons
                                                                  Corporation, a consulting firm, and Senior Vice
                                                                  President of Pekin, Singer and Shapiro, an
                                                                  investment advisory firm. He is a Director of
                                                                  Baldwin & Lyons, Inc.


Denis Springer                53      Trustee**                   [Mr. Springer is Senior Vice President and Chief
1700 E. Golf Road                                                 Financial Officer of Burlington Northern Santa
3rd Floor                                                         Fe Corporation.]
Schaumburg, IL  60173

Kenneth C. Anderson           35      President                   Mr. Anderson is President of Alleghany
171 North Clark Street                (Chief Operating Officer)   Investment Services, Inc. and a Senior Vice
Chicago, IL  60601                                                President of The Chicago Trust Company and has
                                                                  been an officer since 1993. He is responsible
                                                                  for all business activities regarding mutual
                                                                  funds. Mr. Anderson is a Certified Public
                                                                  Accountant.

Gerald F. Dillenburg          32      Vice President,             Mr. Dillenburg is a Vice President of The
171 North Clark Street                Secretary and Treasurer     Chicago Trust Company and has been the
Chicago, IL  60601                    (Chief Financial Officer    operations manager and compliance officer of all
                                      and Compliance Officer)     mutual funds since 1996. Previously, he
                                                                  was  an  audit manager   with
                                                                  KPMG Peat Marwick LLP, specializing in  investment
                                                                  services, including mutual and trust   funds,
                                                                  broker/dealers and investment
                                                                  Advisers.  Mr. Dillenburg  is a    Certified
                                                                  Public Accountant.

Debra Comsudes                36      Vice President              Ms. Comsudes is a Vice President of Montag &
1100    Atlanta    Financial                                      Caldwell, Inc. since 1996.  Previously, she was
Center                                                            a Portfolio Manager and Chief Investment Officer
3343 Peachtree Road, NE                                           at Randy Seckman & Associates, Inc., a financial
Atlanta, GA  30326-8151                                           advisory firm providing asset management
                                                                  primarily to individual and small businesses.
                                                                  She is a Chartered Financial Analyst.

* These Trustees are considered "interested persons" of the Funds as defined under the 1940 Act.
** These Trustees were first elected on June 17, 1999.

         The Trustees of the Company who are not "interested persons" of the Funds receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Trustees receive $3,000 for each Board Meeting attended and an annual retainer of $3,000. No officer or employee of The Chicago Trust Company ("Chicago Trust") or its affiliates receives any compensation from the Funds for acting as a Trustee of the Company. The officers of the Company receive no compensation directly from the Funds for performing the duties of their offices.

         The table below shows the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal period ended October 31, 1999.

         Trustee                        Aggregate Fees Paid by the Company

         Leonard F. Amari
         Robert A. Kushner
         Gregory T. Mutz
         Robert B. Scherer
         Nathan Shapiro
         Denis Springer

         As of November ___ , 1999, the Trustees and officers of the Company as a group owned less than 1% of the outstanding shares of any class of each Fund.




                         PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareholders who, as of November ___, 1999, owned of record or beneficially of 5% or more of the shares of the Funds. The shares held in the nominee names of Marshall & Ilsley Trust Co. are owned of record by Chicago Trust. Alleghany Corporation ("Alleghany") is the owner of Alleghany Asset Management, Inc. ("AAM"), which is the holding company of Chicago Trust and Montag & Caldwell, Inc. ("Montag and Caldwell") and currently holds a [40%] interest in Veredus Asset Management LLC ("Veredus"), the Investment Advisers for the Funds. Shareholders who have the power to vote a large percentage of shares of a particular Fund can control the Fund and determine the outcome of a shareholders' meeting.

                ALLEGHANY/MONTAG & CALDWELL GROWTH FUND - Class N

Shareholders                                          Percentage Owned

Charles Schwab & Co., Inc.                                   %
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

Miter & Co.                                                 %
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                     MONTAG & CALDWELL GROWTH FUND - Class I

Shareholders                                           Percentage Owned

Miter & Co.                                                 %
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Bancorp South Bank                                          %
c/o Trust
P.O. Box 1605
Jackson, MS  39215

Bancorp South Bank                                          %
c/o Trust
P.O. Box 1605
Pittsburgh, PA  39215

             ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND - Class N

Shareholders                                       Percentage Owned

Miter & Co.                                              %
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Charles Schwab & Co., Inc.                               %
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104






                 ALLEGHANY/CHICAGO TRUST BALANCED FUND - Class N

Shareholders                                          Percentage Owned

Miter & Co.                                                  %
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202


               ALLEGHANY/MONTAG & CALDWELL BALANCED FUND - Class N

Shareholders                                          Percentage Owned

Miter & Co.                                                  %
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Charles Schwab & Co., Inc.                                   %
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104


                    MONTAG & CALDWELL BALANCED FUND - Class I

Shareholders                                      Percentage Owned

Wilbranch & Co.                                              %
P.O. Box 2887
Wilson, NC  27894

American Express Trust Company                               %
FBO American Express Trust Retirement Services
P.O. Box 534
Minneapolis, MN  55422

Huntington Trust Co.                                         %
FBO Diocese of Covington
Attn:  Mutual Funds
P.O. Box 1558
Columbus, OH  43260

BNY Western Trust Company                                    %
Columbia River Logscalers Pension
Two Union Square, Ste. 520
601 Union Street
Seattle, WA  98121

BT Alex Brown Inc.                                           %
P.O. Box 1346
Baltimore, MD  21203



                        ALLEGHANY/CHICAGO TRUST BOND FUND

Shareholders                                       Percentage Owned

Miter & Co.                                        %
c/o Marshall & Ilsley Trust Co.
Attn:   Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Davis & Company                                    %
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                    ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND

Shareholders                                        Percentage Owned

Davis & Company                                     %
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                  ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND

Shareholders                                         Percentage Owned

Miter & Co.                                          %
c/o Marshall & Ilsley Trust Co.
Attn:   Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Charles Schwab & Co., Inc.                           %
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

Davis & Company                                      %
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                    ALLEGHANY/VEREDUS AGGRESSIVE GROWTH FUND

Shareholders                                         Percentage Owned

Miter & Co.                                          %
c/o Marshall & Ilsley Trust Co.
Attn:   Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Family Physician Associates PSC                      %
James R. Smith, David W. Wallace
David A Jones, Edward L. Samesttees
515 Hospital Drive
Shelbyville, KY  40065






           ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - Class N

Shareholders                                           Percentage Owned


           ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - Class I

Shareholders                                             Percentage Owned


              ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - Class N

Shareholders                                              Percentage Owned


              ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - Class I

Shareholders                                             Percentage Owned


                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services are described in the Prospectus.

         The Investment Adviser for Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund and Alleghany/Chicago Trust Bond Fund have entered into Expense Limitation Agreements with the Company, effective _______, ____, whereby they have agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at [1.40%, 1.40% and 0.80%], respectively.

         The Investment Adviser for Alleghany/Montag & Caldwell Growth Fund and Alleghany/Montag & Caldwell Balanced Fund may from time to time voluntarily waive a portion of their advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

         The Investment Adviser for Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund has entered into Expense Limitation Agreements with the Company, effective ________, ____, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at [1.35% and 1.60%] respectively.

         The investment advisory fees earned and waived by the Investment Advisers for each Fund, as well as expenses reimbursed, are set forth below.

Fiscal year ended October 31, 1999
                                                    Gross Advisory Fees      Waived Fees and      Net Advisory Fees
                       Fund                          Earned by Advisers    Reimbursed Expenses    After Fee Waivers

Alleghany/Montag & Caldwell Growth Fund               $                     $                      $
Alleghany/Chicago Trust Growth & Income Fund          $                     $                      $
Alleghany/Chicago Trust Small Cap Value Fund*         $                     $                      $
Alleghany/Veredus Aggressive Growth Fund**            $                     $                      $
Alleghany/Blairlogie International Developed          $                     $                      $
Fund***
Alleghany/Blairlogie Emerging Markets Fund***         $                     $                      $
Alleghany/Montag & Caldwell Balanced Fund             $                     $                      $
Alleghany/Chicago Trust Balanced Fund                 $                     $                      $
Alleghany/Chicago Trust Bond Fund                     $                     $                      $
Alleghany/Chicago Trust Money Market Fund             $                     $                      $

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998.
** Alleghany/Veredus  Aggressive Growth Fund joined Alleghany Funds in
July   1999.
***    Alleghany/Blairlogie    Emerging    Markets    Fund   and
Alleghany/Blairlogie International Developed Fund joined Alleghany Funds in May 1999.


Fiscal year ended October 31, 1998
                                                    Gross Advisory Fees      Waived Fees and     Net Advisory Fees
                      Fund                          Earned by Advisers     Reimbursed Expenses   After Fee Waivers

Alleghany/Montag & Caldwell Growth Fund              $    9,438,160         $         0            $   9,438,160
Alleghany/Chicago Trust Growth & Income Fund         $    2,312,832         $         0            $   2,312,832
Alleghany/Montag & Caldwell Balanced Fund            $      971,351         $         0            $     971,351
Alleghany/Chicago Trust Balanced Fund                $    1,453,465         $         0            $   1,453,465
Alleghany/Chicago Trust Bond Fund                    $      740,845         $   217,546            $     523,299
Alleghany/Chicago Trust Money Market Fund            $    1,026,684         $     24,492*          $   1,002,192


* As of February 27, 1998, the Investment Adviser of Alleghany/Chicago Trust Money Market Fund no longer waived fees or reimbursed expenses.


Fiscal year ended October 31, 1997
                                                    Gross Advisory Fees      Waived Fees and      Net Advisory Fees
                      Fund                          Earned by Advisers     Reimbursed Expenses    After Fee Waivers

Alleghany/Montag & Caldwell Growth Fund              $    3,800,124         $    41,428            $   3,758,696
Alleghany/Chicago Trust Growth & Income Fund         $    1,734,260         $   129,857            $   1,604,403
Alleghany/Montag & Caldwell Balanced Fund            $      400,868         $    44,973            $     355,895
Alleghany/Chicago Trust Balanced Fund                $    1,228,508         $   102,203            $   1,126,305
Alleghany/Chicago Trust Bond Fund                    $      550,514         $   221,539            $     328,975
Alleghany/Chicago Trust Money Market Fund            $    1,004,607         $   142,332            $     862,275


         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested directors;
(2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Investment Adviser; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Company's Custodian, Administrator, Sub-Administrator and Transfer Agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11)
expenses of maintaining the Company's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

         Chicago Title and Trust, 171 North Clark Street, Chicago, Illinois 60601, an Illinois chartered trust company, was previously a wholly-owned subsidiary of Alleghany. On June 18, 1998, Alleghany spun off Chicago Title and Trust to its shareholders as of that date. Chicago Title and Trust provided investment advisory services to certain Funds of the Company since their respective inception dates through October 30, 1995. As described more fully below, Chicago Trust, an Illinois corporation, assumed those responsibilities on October 30, 1995. Such Funds include: Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, and Alleghany/Chicago Trust Money Market Fund.

         Chicago Title and Trust formed AAM, a wholly-owned subsidiary, to act as a holding company for certain of its financial services entities. On October 30, 1995, Chicago Title and Trust transferred substantially all of its fiduciary business and investment operations to Chicago Trust, a wholly-owned subsidiary of AAM. As part of such transfer, Chicago Trust assumed all of Chicago Title and Trust's obligations and liabilities under its existing Investment Advisory Agreements. Chicago Title and Trust had entered into a Guaranty Agreement with the Company on behalf of each Fund for which it served as Investment Adviser, pursuant to which it guaranteed all the obligations and liabilities of Chicago Trust under such Agreements. Following approval of the Investment Advisory Agreements by the shareholders of the respective Funds on June 17, 1999, the Funds are no longer parties to such Guaranty Agreement, which was terminated on June 17, 1999 with respect to all Funds. The investment management operations with respect to the Company remain unchanged, and those persons or groups responsible for the investment management of the applicable Funds of the Company continue to have such responsibility for Chicago Trust.

         Chicago Trust managed approximately $[____] billion in assets at December 31, 1999, consisting primarily of pension and profit sharing accounts, high net worth individuals, families and insurance companies. As part of the spin-off of Chicago Title and Trust described above, Chicago Trust, an Illinois corporation, became a direct wholly-owned subsidiary of AAM. AAM, located at Park Avenue Plaza, New York City, New York 10055, is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals.

         As part of the corporate reorganization described above, Montag & Caldwell became an indirect wholly-owned subsidiary of AAM. Prior to October 30, 1995, Montag & Caldwell was a wholly-owned subsidiary of Chicago Title and Trust.

         AAM also holds a 40% interest in Veredus, with certain options over the next nine years to acquire up to a 70% interest.

         Blairlogie Capital Management is registered as an investment advisor with the SEC in the United States and with the Investment Management Regulatory Organisation in the United Kingdom. Blairlogie Capital Management Ltd. (now known as Blairlogie Capital Management) commenced operations in 1992 and is currently an indirect subsidiary of [the Alleghany Corporation].

The Administrator and Sub-Administrator

As Administrator, Chicago Trust, 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Company pursuant to an Administration Agreement. PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110, provides certain administrative services for the Funds and Chicago Trust pursuant to a Sub-Administration Agreement.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds; (2) coordinating with and monitoring any other third parties furnishing services to the Funds; (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable Federal or state law; (5) preparing or supervising the preparation by third parties of all Federal, state and local tax returns and reports of the Funds required by applicable law; (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) preparing and, after approval by the Company, arranging for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law; (8) reviewing and submitting to the Officers of the Company for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof; and (9) taking such other action with respect to the Company or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Company. The Administrator also receives custody liaison fees as set forth in the table below.

         Administration Fees

         Percentage       Average Daily Net Assets (Aggregate)

         0.06%            less than $2 billion
         0.05%            at least $2 billion but not more than $7 billion
         0.045%           over $7 billion


         Custody Liaison Fees

         Fee              Average Daily Net Assets (Each Fund)

         $10,000          less than $100 million
         $15,000          at least $100 million but not more than $500 million
         $20,000          over $500 million

The following are the total administrative fees paid to the Administrator for the three most recent fiscal years:

                                                     Administrative Fees     Administrative Fees    Administrative Fees
Fund                                                FYE October 31, 1997    FYE October 31, 1998   FYE October 31, 1999

                                                      FPS      First Data
Alleghany/Montag & Caldwell Growth Fund            $  76,898   $  165,326         $  58,127               $
Alleghany/Chicago Trust Growth & Income Fund       $  52,175   $   69,751         $ 104,720               $
Alleghany/Chicago Trust Balanced Fund              $  38,136   $   47,246         $  83,563               $
Alleghany/Montag & Caldwell Balanced Fund          $   9,676   $   17,554         $  15,232               $
Alleghany/Chicago Trust Bond Fund                  $  21,291   $   28,043         $  41,966               $
Alleghany/Chicago Trust  Money Market Fund         $  56,421   $   65,373         $ 113,018               $
Alleghany/Chicago Trust Small Cap Value Fund*         n/a          n/a               n/a                  $
Alleghany/Veredus Aggressive Growth Fund*             n/a          n/a               n/a                  $
Alleghany/Blairlogie Emerging Markets Fund**          n/a          n/a               n/a                  $
Alleghany/Blairlogie International Developed          n/a          n/a               n/a                  $
Fund**

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998. Alleghany/Veredus Aggressive Growth Fund commenced operations on July 2, 1998. ** Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund joined Alleghany Funds in May 1999.

         Prior to June 1, 1997, FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, acted as an Underwriter of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisted in sales of shares pursuant to the Underwriting Agreement approved by the Company's Trustees. Pursuant to its Underwriter Compensation Agreement with the Company, FPSB was paid an annual underwriter fee of $2,500 for each Class N Shares Fund and $2,000 for each Class I Shares Fund ($22,000 per annum total for eight Class N Shares Funds and one Class I Shares Fund) and certain other registration and transaction fees. [For the fiscal years ended October 31, 1995 and 1996, an aggregate of $18,125 and $20,833 was paid on behalf of the then-existing Funds.]

Effective June 1, 1997, First Data Distributors, Inc. replaced FPS Broker Services, Inc. as principal underwriter and distributor of the Funds' shares. First Data Distributors, Inc. is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

Effective December ___, 1999, Provident Distributors, Inc. replaced First Data Distributors, Inc. as principal underwriter and distributor of the Funds' shares. Provident Distributors, Inc. is located at _________________.

Distribution Plan

         The Board of Trustees of the Company has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of each Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. To the Company's knowledge, no interested person of the Company, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Company anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan. Amounts spent on behalf of each Fund pursuant to such Plan during the fiscal year ended October 31, 1999, are set forth below.





                                                                 Distribution     Compensation       Compensation to
                      Fund                           Printing      Services     to Broker Dealers    Sales Personnel

Alleghany/Montag & Caldwell Growth Fund              $             $             $                    $
Alleghany/Chicago Trust Growth & Income Fund         $             $             $                    $
Alleghany/Chicago Trust Small Cap Value Fund*        $             $             $                    $
Alleghany/Veredus Aggressive Growth Fund*            $             $             $                    $
Alleghany/Blairlogie International Developed         $             $             $                    $
Fund**
Alleghany/Blairlogie Emerging Markets Fund**         $             $             $                    $
Alleghany/Chicago Trust Balanced Fund                $             $             $                    $
Alleghany/Montag & Caldwell Balanced Fund            $             $             $                    $
Alleghany/Chicago Trust Bond Fund                    $             $             $                    $


                      Fund                               Marketing          Service Providers           Total

Alleghany/Montag & Caldwell Growth Fund                   $                      $                    $
Alleghany/Chicago Trust Growth & Income Fund              $                      $                    $
Alleghany/Chicago Trust Small Cap Value Fund*             $                      $                    $
Alleghany/Veredus Aggressive Growth Fund*                 $                      $                    $
Alleghany/Blairlogie International Developed              $                      $                    $
Fund**
Alleghany/Blairlogie Emerging Markets Fund**              $                      $                    $
Alleghany/Chicago Trust Balanced Fund                     $                      $                    $
Alleghany/Montag & Caldwell Balanced Fund                 $                      $                    $
Alleghany/Chicago Trust Bond Fund                         $                      $                    $

* Alleghany/Chicago  Trust Small Cap Value Fund commenced operations on November
10, 1998.  Alleghany/Veredus Aggressive Growth Fund commenced operations on July
2, 1998.
** Alleghany/Blairlogie  Emerging Markets Fund and Alleghany/Blairlogie
International Developed Fund joined Alleghany Funds in May 1999.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Adviser or Sub-Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Adviser will follow the Company's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

The Company will attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Company, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if Chicago Trust, Montag & Caldwell, Veredus or Blairlogie, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that  particular  transaction or such firm's  overall  responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

         The Investment Adviser or Sub-Adviser effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Adviser or Sub-Adviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Adviser and Sub-Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Adviser and Sub-Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

         Amounts spent on behalf of each Fund for brokerage commissions during each of the last three the fiscal years are set forth below.

                                                   Brokerage               Brokerage Commissions         Brokerage Commissions
                                                   Commissions             FYE October 31, 1998          FYE October 31, 1999
                      Fund                         FYE October 31, 1997

Alleghany/Montag & Caldwell Growth Fund                  $   537,610          $ 1,379,506               $
Alleghany/Chicago Trust Growth & Income Fund             $   130,947          $   243,509               $
Alleghany/Chicago Trust Small Cap Value Fund*               n/a                    n/a                  $
Alleghany/Veredus Aggressive Growth Fund*                   n/a                    n/a                  $
Alleghany/Blairlogie International Developed                n/a                    n/a                  $
Fund**
Alleghany/Blairlogie Emerging Markets Fund**                n/a                    n/a                  $
Alleghany/Chicago Trust Balanced Fund                    $    58,087          $    86,435               $
Alleghany/Montag & Caldwell Balanced Fund                $    34,393          $   102,195               $
Alleghany/Chicago Trust Bond Fund                           n/a                    n/a                     n/a
Alleghany/Chicago Trust Money Market Fund                   n/a                    n/a                     n/a

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998. Alleghany/Veredus Aggressive Growth Fund commenced operations on July 2, 1998. ** Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund joined Alleghany Funds in May 1999.

Portfolio Turnover

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for Alleghany/Chicago Trust Small Cap Growth Fund in which it is not expected to exceed 150%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.

         The portfolio turnover rates for the Funds for their most recent fiscal periods may be found under "FINANCIAL HIGHLIGHTS" in the Prospectus.


                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

         Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

         The securities held in the portfolio of Alleghany/Chicago Trust Money Market Fund, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Company's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Company or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser and approved in good faith by the Board of Trustees.


                         DIVIDENDS

Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

         Dividends paid by Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund with respect to Class I shares are calculated in the same manner and at the same time. Both Class N and Class I shares of a Fund will share proportionately in the investment income and general expenses of the Fund, except that the per share dividends of Class N shares will differ from the per share dividends of Class I shares as a result of class-specific expenses.

                                      TAXES

         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Code.

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however, that those shares have been held for at least 45 days.

               The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

         Passive Foreign Investment Companies

         Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to a U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

         Foreign Currency Transactions

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Foreign Taxation

         Income received by Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce of eliminate such taxes. In addition, the Investment Advisor intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Company. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

          Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


                             PERFORMANCE INFORMATION

In General

         From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Company may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculations

         Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:
                                            1
Average Annual Total Return =       (ERV)   n    - 1
                                      P

Where:  ERV =  ending  redeemable value at the end of the period covered by the computation of a hypothetical  $1,000 payment made at the
                beginning of the period
        P   =   hypothetical initial payment of $1,000
        n   =   period covered by the computation, expressed in terms of years
        T   =   average annual total return

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     ERV    - 1
                                      P

Where:  ERV  =  ending  redeemable value at the end of the period covered by the computation of a hypothetical  $1,000 payment made at the
                beginning of the period
        P    =  hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.



         The average annual total returns for the Funds which quote such performance were as follows for the periods shown:

                                                                     One Year Ended         From Fund Inception
                            Series                                       10/31/99              through 10/31/99

Alleghany/Montag & Caldwell Growth Fund - Class N                                 %                       %
Alleghany/Montag & Caldwell Growth Fund - Class I                                 %                       %
Alleghany/Chicago Trust Growth & Income Fund                                      %                       %
Alleghany/Chicago Trust Small Cap Value Fund                                      %                       %
Alleghany/Veredus Aggressive Growth Fund                                          %                       %
Alleghany/Blairlogie International Developed Fund                                 %                       %
Alleghany/Blairlogie Emerging Markets Fund                                        %                       %
Alleghany/Chicago Trust Balanced Fund                                             %                       %
Alleghany/Montag & Caldwell Balanced Fund                                         %                       %
Alleghany/Chicago Trust Bond Fund                                                 %                       %

Yield and Tax-Equivalent Yield

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Yield for Alleghany/Chicago Trust Money Market Fund over a seven-day period is called current yield. For Alleghany/Chicago Trust Bond Fund, yield is calculated by dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result.

         Yield of Alleghany/Chicago Trust Money Market Fund

         The yield of this Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

         The yield and effective yield of Alleghany/Chicago Trust Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended October 31, 1999, Alleghany/Chicago Trust Money Market Fund had a yield of [____]% and an effective yield of [____]%.

         Yields of Alleghany/Chicago Trust Bond Fund

         The yield of each of this Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

         YIELD = 2 [(a - b + 1) 6 - 1]
                      cd

Where:   a   =   dividends and interest earned during the period
         b   =   expenses accrued for the period (net of reimbursements)
         c   =   the average daily number of shares outstanding during the
                 period that were entitled to receive dividends
         d   =   maximum offering price per share on the last day of the period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

         For the 30-day period ended October 31, 1999, Alleghany/Chicago Trust Bond Fund had a yield of [_____]%.







                                OTHER INFORMATION

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

Description of Shares

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there is only one class of shares issued by the Funds of the Company, except for Montag & Caldwell Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund. These Funds offers two classes of shares: Class N shares and Class I shares. Since each class has different expenses, i.e., Class I shares do not pay a distribution plan fee, performance will vary and it is anticipated that the Class N dividends will be lower than the Class I dividends. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares of Montag & Caldwell Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund have no rights with respect to that Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I shares is available by calling the Fund at (800) 992-8151.

         Class I shares of Montag & Caldwell Growth Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund may be purchased directly from the Funds at the net asset value next determined after receipt of the order in proper form. The minimum initial investment is $5 million for Montag & Caldwell Growth Fund and Alleghany/Chicago Trust Bond Fund and $1 million for Montag & Caldwell Balanced Fund, Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund. There is no minimum subsequent investment. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Company reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

Voting Rights

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

Shareholder Meetings

         The Trustees of the Company do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Company to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

         Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Company or a Fund contain a statement that such obligation may only be enforced against the assets of the Company or Fund and provides for indemnification out of Company or Fund property of any shareholder nevertheless held personally liable for Company or Fund obligations.

Expenses

         Expenses attributable to the Company, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Trustee fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees; brokerage commissions; registration of Fund shares with the SEC and notification fees to the various state securities commissions; fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers"; costs of obtaining quotations of portfolio securities; and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the Investment Adviser or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

Custodians

         Bankers Trust Company ("Bankers Trust"), 16 Wall Street, New York, New York 10005 serves as Custodian of the Company's assets, pursuant to a Custodian Agreement, for the following Funds: Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Money Market Fund.

         Investors Fiduciary Trust Company ("IFTC"), 16 Wall Street, New York, New York 10005 serves as Custodian of the Company's assets, pursuant to a Custodian Agreement, for Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund.

         Under such Agreements, Bankers Trust and IFTC each: (i) maintains a separate account or accounts in the name of each Fund; (ii) holds and transfers portfolio securities on account of each Fund; (iii) accepts receipts and makes disbursements of money on behalf of each Fund; (iv) collects and receives all income and other payments and distributions on account of each Fund's securities; and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

Transfer Agent

         Investor   Services   Group,   4400   Computer   Drive,    Westborough,
Massachusetts 01581 serves as Transfer Agent for the Company.

Reports to Shareholders

         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent certified public accountants. Inquiries regarding a Fund may be directed to the Investment Adviser or the Administrator at (800) 992-8151.

         KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois is the Company's independent public accountant and auditor.





                                   APPENDIX A

                                  Debt Ratings


Moody's Investors Service, Inc. describes classifications of corporate bonds as follows:

"Aaa" - These bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" - These bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as High grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" - These bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - These bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" - These bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" - These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                    "Caa"- These bonds are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" - These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                    "C" - These bonds are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's may modify a rating of "Aa", "A" or "Baa" by adding numerical modifiers 1, 2, 3 to show relative standing within these categories.






Standard & Poor's Corporation describes classifications of corporate and municipal debt as follows:

                    "AAA"- This is the  highest  rating  assigned  by Standard &
                         Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                    "AA" -  These  bonds  also  qualify  as  high-quality   debt
                         obligations. Their capacity to pay interest and repay principal is very strong and differs from the "AAA" issues only in small degree.

"A" - These bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" - These bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.

"BB", "B", "CCC", "CC", or "C" - These bonds are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating.

                    "CI" - This rating is reserved  for income bonds on which no interest is being paid.

                    "D" - Debt is in default and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.






                                   APPENDIX B

                              FINANCIAL STATEMENTS

                                       for

                     Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                  Alleghany/Chicago Trust Small Cap Value Fund
                    Alleghany/Veredus Aggressive Growth Fund
                Alleghany/Blairlogie International Developed Fund
                   Alleghany/Blairlogie Emerging Markets Fund
                    Alleghany/Montag & Caldwell Balanced Fund
                      Alleghany/Chicago Trust Balanced Fund
                        Alleghany/Chicago Trust Bond Fund
                    Alleghany/Chicago Trust Money Market Fund

                                Fiscal Year Ended
                                October 31, 1999

                          ANNUAL REPORT TO SHAREHOLDERS